UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07121)

Exact name of registrant as specified in charter:	Putnam Asset Allocation Funds

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2018

Date of reporting period:	December 31, 2017

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Conservative Fund

The fund's portfolio
12/31/17 (Unaudited)

COMMON STOCKS (41.6%)(a)
		Shares	Value

Basic materials (1.4%)

Anglo American PLC (United Kingdom)		16,946	$354,174

Asahi Kasei Corp. (Japan)		40,000	515,281

Ashland Global Holdings, Inc.		2,700	192,240

BASF SE (Germany)		5,526	606,452

BHP Billiton, Ltd. (Australia)		21,643	498,184

Celanese Corp. Ser. A		1,700	182,036

CIMIC Group, Ltd. (Australia)		24,974	1,001,473

Covestro AG (Germany)		3,898	400,801

Domtar Corp.		7,000	346,640

Evonik Industries AG (Germany)		29,341	1,100,775

Fortescue Metals Group, Ltd. (Australia)		66,093	251,151

Hitachi Chemical Co., Ltd. (Japan)		8,100	208,120

Hitachi Metals, Ltd. (Japan)		4,000	57,186

HOCHTIEF AG (Germany)		5,540	976,407

Huntsman Corp.		48,200	1,604,578

Kajima Corp. (Japan)		23,000	221,049

Kuraray Co., Ltd. (Japan)		17,400	328,422

Mitsubishi Chemical Holdings Corp. (Japan)		52,700	578,560

Mitsubishi Gas Chemical Co., Inc. (Japan)		10,100	290,563

Mitsubishi Materials Corp. (Japan)		2,700	96,125

Mondi PLC (South Africa)		2,520	65,700

Newmont Mining Corp.		23,100	866,712

Packaging Corp. of America		10,400	1,253,720

Rio Tinto PLC (United Kingdom)		7,833	413,403

Sherwin-Williams Co. (The)		6,122	2,510,265

Sonoco Products Co.		210	11,159

Taisei Corp. (Japan)		8,600	427,766

UPM-Kymmene OYJ (Finland)		2,222	68,945

voestalpine AG (Austria)		4,495	268,669

W.R. Grace & Co.		9,000	631,170

			16,327,726
Capital goods (3.0%)

ACS Actividades de Construccion y Servicios SA (Spain)		22,386	875,875

Allison Transmission Holdings, Inc.(S)		43,700	1,882,159

Avery Dennison Corp.		8,792	1,009,849

BAE Systems PLC (United Kingdom)		7,976	61,345

Berry Plastics Group, Inc.(NON)		7,633	447,828

Boeing Co. (The)		21,900	6,458,529

BWX Technologies, Inc.		9,678	585,422

CAE, Inc. (Canada)		1,356	25,189

Canon, Inc. (Japan)		100	3,724

Crane Co.		2,200	196,284

Crown Holdings, Inc.(NON)		27,100	1,524,375

Cummins, Inc.		14,600	2,578,944

Dassault Aviation SA (France)		43	66,848

General Dynamics Corp.		304	61,849

HEICO Corp.		66	6,227

Hitachi, Ltd. (Japan)		127,000	987,945

Honeywell International, Inc.		654	100,297

Huntington Ingalls Industries, Inc.		4,145	976,977

Ingersoll-Rand PLC		19,700	1,757,043

Jacobs Engineering Group, Inc.		11,900	784,924

JTEKT Corp (Japan)		13,400	230,333

L3 Technologies, Inc.		14,917	2,951,328

Northrop Grumman Corp.		10,746	3,298,055

Oshkosh Corp.		2,100	190,869

Parker Hannifin Corp.		9,800	1,955,884

Raytheon Co.		10,577	1,986,889

Republic Services, Inc.		355	24,002

Safran SA (France)		814	83,703

Spirit AeroSystems Holdings, Inc. Class A		11,900	1,038,275

Thales SA (France)		606	65,212

Waste Management, Inc.		17,688	1,526,474

			33,742,657
Communication services (1.4%)

ACC Claims Holdings, LLC Class A (Units)(F)		102,750	617

AMC Networks, Inc. Class A(NON)(S)		10,300	557,024

AT&T, Inc.		899	34,953

BCE, Inc. (Canada)		1,419	68,162

BT Group PLC (United Kingdom)		72,177	264,272

Deutsche Telekom AG (Germany)		1,702	30,184

Eutelsat Communications SA (France)		2,835	65,457

Juniper Networks, Inc.		62,336	1,776,576

KDDI Corp. (Japan)		45,200	1,125,360

Nippon Telegraph & Telephone Corp. (Japan)		25,400	1,195,211

Proximus SADP (Belgium)		778	25,536

Shaw Communications, Inc. (Canada)		274	6,254

Sky PLC (United Kingdom)(NON)		83,831	1,143,122

Telstra Corp., Ltd. (Australia)		321,902	911,237

Verizon Communications, Inc.		164,190	8,690,577

			15,894,542
Conglomerates (0.5%)

AMETEK, Inc.		12,000	869,640

Bouygues SA (France)		22,137	1,149,986

Danaher Corp.		18,102	1,680,228

Marubeni Corp. (Japan)		146,000	1,060,132

Mitsui & Co., Ltd. (Japan)		52,500	852,643

			5,612,629
Consumer cyclicals (5.7%)

Adecco Group AG (Switzerland)		13,037	996,413

Amazon.com, Inc.(NON)		1,005	1,175,317

Aramark		169	7,223

Automatic Data Processing, Inc.		769	90,119

Berkeley Group Holdings PLC (The) (United Kingdom)		15,047	852,053

Booz Allen Hamilton Holding Corp.		13,700	522,381

Bridgestone Corp. (Japan)		1,600	74,410

Caesars Entertainment Corp.(NON)		2,538	32,106

Canadian Tire Corp., Ltd. (Canada)		531	69,237

Carnival PLC (United Kingdom)		15,286	1,005,067

Carter's, Inc.		2,800	328,972

CBS Corp. Class B (non-voting shares)		1,342	79,178

Christian Dior SE (France)		240	87,590

Clorox Co. (The)		11,900	1,770,006

Dai Nippon Printing Co., Ltd. (Japan)		15,000	334,664

Daimler AG (Registered Shares) (Germany)		351	29,804

Discovery Communications, Inc. Class A(NON)(S)		101,700	2,276,046

Dolby Laboratories, Inc. Class A		4,100	254,200

Ecolab, Inc.		162	21,737

Electrolux AB Ser. B (Sweden)		26,928	866,053

Euronet Worldwide, Inc.(NON)		127	10,702

Extended Stay America, Inc. (Units)		29,700	564,300

Ferrari NV (Italy)		95	9,965

Fiat Chrysler Automobiles NV (Italy)(NON)		50,176	894,669

Ford Motor Co.		23,800	297,262

Harvey Norman Holdings, Ltd. (Australia)(S)		118,147	383,656

Hasbro, Inc.		13,467	1,224,016

Hilton Grand Vacations, Inc.(NON)		4,400	184,580

Hilton Worldwide Holdings, Inc.		19,600	1,565,256

Home Depot, Inc. (The)		33,101	6,273,632

Hyatt Hotels Corp. Class A(NON)		3,600	264,744

Industrivarden AB Class A (Sweden)		37,388	962,910

ISS A/S (Denmark)		535	20,638

John Wiley & Sons, Inc. Class A		115	7,561

KAR Auction Services, Inc.		11,800	596,018

Kimberly-Clark Corp.		23,209	2,800,398

Kingfisher PLC (United Kingdom)		194,189	885,257

Lagardere SCA (France)		3,817	122,285

Lear Corp.		6,464	1,141,930

Liberty SiriusXM Group Class A(NON)		13,000	515,580

Live Nation Entertainment, Inc.(NON)		16,700	710,919

Lowe's Cos., Inc.		63,142	5,868,417

LVMH Moet Hennessy Louis Vuitton SA (France)		122	35,837

Marks & Spencer Group PLC (United Kingdom)		198,645	842,470

Marriott International, Inc./MD Class A		40	5,429

Masco Corp.		25,900	1,138,046

Mazda Motor Corp. (Japan)		7,900	106,003

METRO AG (Germany)		903	13,659

Michael Kors Holdings, Ltd.(NON)		21,500	1,353,425

Namco Bandai Holdings, Inc. (Japan)		6,500	212,633

News Corp. Class A		23,600	382,556

News Corp. Class B		313	5,196

Nissan Motor Co., Ltd. (Japan)		32,800	327,111

NVR, Inc.(NON)		272	954,236

Peugeot SA (France)		40,385	820,363

Priceline Group, Inc. (The)(NON)		11	19,115

PVH Corp.		13,200	1,811,172

Ralph Lauren Corp.		30,900	3,204,021

Randstad Holding NV (Netherlands)		4,267	261,806

Renault SA (France)		4,219	424,042

Ross Stores, Inc.		28,577	2,293,304

Royal Caribbean Cruises, Ltd.		16,900	2,015,832

RTL Group SA (Belgium)		3,576	287,189

S&P Global, Inc.		12,000	2,032,800

Scotts Miracle-Gro Co. (The) Class A		109	11,662

ServiceMaster Global Holdings, Inc.(NON)		8,063	413,390

Suzuki Motor Corp. (Japan)		3,000	173,760

Taylor Wimpey PLC (United Kingdom)		402,601	1,121,522

Thor Industries, Inc.		5,500	828,960

TJX Cos., Inc. (The)(S)		19,886	1,520,484

Toppan Printing Co., Ltd. (Japan)		44,000	397,593

Toro Co. (The)		5,200	339,196

Total System Services, Inc.		11,300	893,717

TUI AG (Germany)		53,637	1,110,577

Twenty-First Century Fox, Inc.		517	17,852

Vantiv, Inc. Class A(NON)(S)		518	38,099

Visteon Corp.(NON)		5,100	638,214

Walt Disney Co. (The)		22,315	2,399,086

World Fuel Services Corp.		168	4,728

Yamada Denki Co., Ltd. (Japan)		2,600	14,308

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)		44,000	172,653

			64,819,317
Consumer staples (3.5%)

Altria Group, Inc.		1,588	113,399

Associated British Foods PLC (United Kingdom)		16,868	641,262

Carlsberg A/S Class B (Denmark)		637	76,298

Coca-Cola Amatil, Ltd. (Australia)		117,849	781,647

Coca-Cola HBC AG (Switzerland)		2,269	73,804

ConAgra Foods, Inc.		32,293	1,216,477

CVS Health Corp.		813	58,943

Diageo PLC (United Kingdom)		792	28,986

Distribuidora Internacional de Alimentacion SA (Spain)		23,732	122,353

Dr. Pepper Snapple Group, Inc.		5,800	562,948

Graham Holdings Co. Class B		8	4,467

Heineken Holding NV (Netherlands)		4,983	492,306

Henkel AG & Co. KGaA (Preference) (Germany)		528	69,717

Hershey Co. (The)		13,884	1,575,973

Ingredion, Inc.		6,300	880,740

ITOCHU Corp. (Japan)		69,300	1,293,889

J Sainsbury PLC (United Kingdom)		294,267	958,000

J.M. Smucker Co. (The)		356	44,229

Kao Corp. (Japan)		19,700	1,332,464

Lamb Weston Holdings, Inc.		11,700	660,465

Liberty Expedia Holdings, Inc. Class A(NON)		4,000	177,320

Loblaw Cos., Ltd. (Canada)		1,151	62,467

ManpowerGroup, Inc.		6,600	832,326

McDonald's Corp.		22,061	3,797,139

McDonald's Holdings Co. (Japan), Ltd. (Japan)		1,500	65,973

Metro Wholesale & Food Specialist AG (Germany)(NON)		33,950	678,097

Nestle SA (Switzerland)		8,995	772,959

NH Foods, Ltd. (Japan)		2,000	48,601

PepsiCo, Inc.		43,764	5,248,179

Pinnacle Foods, Inc.		10,903	648,401

Pool Corp.		77	9,983

Procter & Gamble Co. (The)		28,597	2,627,492

Swedish Match AB (Sweden)		10,852	427,144

Sysco Corp.		39,126	2,376,122

Tate & Lyle PLC (United Kingdom)		111,346	1,056,256

Toyota Tsusho Corp. (Japan)		19,600	787,721

Tyson Foods, Inc. Class A		39,000	3,161,730

Ulta Beauty, Inc.(NON)		42	9,394

Unilever NV ADR (Netherlands)		4,846	272,269

US Foods Holding Corp.(NON)		26,906	859,109

Walgreens Boots Alliance, Inc.		37,348	2,712,212

WH Group, Ltd. (Hong Kong)		625,500	705,061

WM Morrison Supermarkets PLC (United Kingdom)		303,638	901,148

Yum! Brands, Inc.		14,800	1,207,828

			40,433,298
Energy (2.2%)

Baker Hughes a GE Co.		1,068	33,792

Caltex Australia, Ltd. (Australia)		10,591	280,901

Chevron Corp.		38,400	4,807,296

Exxon Mobil Corp.		81,147	6,787,135

Halcon Resources Corp.(NON)		2,658	20,121

Marathon Petroleum Corp.		37,332	2,463,165

Milagro Oil & Gas, Inc. (Units)(F)		42	3,402

Nine Point Energy		448	6,164

OMV AG (Austria)		635	40,231

Phillips 66		276	27,917

Repsol SA (Spain)		67,945	1,200,835

Royal Dutch Shell PLC Class B (United Kingdom)		19,897	671,064

SandRidge Energy, Inc.(NON)(S)		1,404	29,582

Tervita Corp. Class A (Canada)		59	458

Total SA (France)		32,841	1,812,012

Valero Energy Corp.(S)		45,200	4,154,332

Vestas Wind Systems A/S (Denmark)		4,427	303,455

Williams Cos., Inc. (The)		79,800	2,433,102

Woodside Petroleum, Ltd. (Australia)		2,546	65,803

			25,140,767
Financials (8.2%)

3i Group PLC (United Kingdom)		120,390	1,483,974

AerCap Holdings NV (Ireland)(NON)		3,926	206,547

Aflac, Inc.		23,915	2,099,259

AGNC Investment Corp.(R)		56,602	1,142,794

Allianz SE (Germany)		7,588	1,737,755

Allstate Corp. (The)		22,749	2,382,048

Ally Financial, Inc.		39,100	1,140,156

American Financial Group, Inc.		3,400	369,036

American Homes 4 Rent(R)		613	13,388

Ameriprise Financial, Inc.		12,900	2,186,163

Annaly Capital Management, Inc.(R)		2,819	33,518

Apartment Investment & Management Co. Class A(R)		9,500	415,245

Apple Hospitality REIT, Inc.(R)		15,264	299,327

Aspen Insurance Holdings, Ltd.		135	5,481

Assurant, Inc.		4,700	473,948

Assured Guaranty, Ltd.		10,797	365,694

AXA SA (France)		40,109	1,188,768

Baloise Holding AG (Switzerland)		438	68,167

Bank Leumi Le-Israel BM (Israel)		2,880	17,347

Bank of Montreal (Canada)		1,068	85,465

Barratt Developments PLC (United Kingdom)		73,106	638,877

Berkshire Hathaway, Inc. Class B(NON)		328	65,016

BGC Partners, Inc. Class A		16,600	250,826

BNP Paribas SA (France)		18,576	1,385,284

BOC Hong Kong Holdings, Ltd. (Hong Kong)		7,500	37,934

Brandywine Realty Trust(R)		14,419	262,282

Brixmor Property Group, Inc.(R)		25,400	473,964

Broadridge Financial Solutions, Inc.		115	10,417

Camden Property Trust(R)		7,440	684,926

CBRE Group, Inc. Class A(NON)		17,200	744,932

Cheung Kong Property Holdings, Ltd. (Hong Kong)		124,500	1,088,243

Chimera Investment Corp.(R)		15,077	278,623

Citigroup, Inc.		112,600	8,378,566

CME Group, Inc.		450	65,723

Colony NorthStar, Inc. Class A(R)		36,900	421,029

CoreLogic, Inc.(NON)		4,244	196,115

Corporate Office Properties Trust(R)		322	9,402

Credit Agricole SA (France)		30,832	509,336

Daiwa Securities Group, Inc. (Japan)		20,000	125,514

DGB Financial Group, Inc. (South Korea)		23,652	232,629

Discover Financial Services		22,000	1,692,240

DNB ASA (Norway)		30,085	556,266

Duke Realty Corp.(R)		22,200	604,062

E*Trade Financial Corp.(NON)		48,200	2,389,274

Empire State Realty Trust, Inc. Class A(R)		235	4,825

EPR Properties(R)		304	19,900

Equity Commonwealth(NON)(R)		6,174	188,369

Equity Lifestyle Properties, Inc.(R)		3,600	320,472

Equity Residential Trust(R)		20,851	1,329,668

Fonciere Des Regions (France)(R)		9,437	1,069,254

Forest City Realty Trust, Inc. Class A(R)		18,600	448,260

Gaming and Leisure Properties, Inc.(R)		7,381	273,097

Goldman Sachs Group, Inc. (The)		7,700	1,961,652

Hartford Financial Services Group, Inc. (The)		28,300	1,592,724

HCP, Inc.(R)		33,000	860,640

Highwoods Properties, Inc.(R)		8,461	430,750

HSBC Holdings PLC (United Kingdom)		24,687	254,598

Hudson Pacific Properties, Inc.(R)		8,100	277,425

Industrial Bank of Korea (South Korea)		41,897	642,479

Intercontinental Exchange, Inc.		116	8,185

Investor AB Class B (Sweden)		361	16,417

Japan Post Bank Co., Ltd. (Japan)		4,800	62,326

JPMorgan Chase & Co.		106,540	11,393,388

Kerry Properties, Ltd. (Hong Kong)		89,500	402,616

Lamar Advertising Co. Class A(R)		247	18,337

Legal & General Group PLC (United Kingdom)		20,732	76,315

Liberty Property Trust(R)		8,997	386,961

Lincoln National Corp.		13,600	1,045,432

Lloyds Banking Group PLC (United Kingdom)		84,838	77,686

Mapfre SA (Spain)		68,656	220,110

MFA Financial, Inc.(R)		24,198	191,648

Mitsubishi UFJ Financial Group, Inc. (Japan)		216,762	1,590,469

Mizuho Financial Group, Inc. (Japan)		696,825	1,265,721

Morgan Stanley		19,800	1,038,906

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)		4,849	1,051,214

National Bank of Canada (Canada)		751	37,472

NN Group NV (Netherlands)		24,108	1,042,407

Nomura Holdings, Inc. (Japan)		128,700	759,968

Nomura Real Estate Holdings, Inc. (Japan)		8,500	190,610

Nordea Bank AB (Sweden)		5,788	70,050

ORIX Corp. (Japan)		68,200	1,153,146

Outfront Media, Inc.(R)		10,400	241,280

Park Hotels & Resorts, Inc.(R)		18,793	540,299

Partners Group Holding AG (Switzerland)		90	61,671

Persimmon PLC (United Kingdom)		29,790	1,100,104

PNC Financial Services Group, Inc. (The)		15,267	2,202,875

Popular, Inc. (Puerto Rico)		213	7,559

Principal Financial Group, Inc.		10,500	740,880

Prudential Financial, Inc.		22,200	2,552,556

Quality Care Properties, Inc.(NON)(R)		277	3,825

Raymond James Financial, Inc.		2,600	232,180

Realogy Holdings Corp.		19,000	503,500

Regions Financial Corp.		119,900	2,071,872

Reinsurance Group of America, Inc.		3,410	531,721

Resona Holdings, Inc. (Japan)		188,100	1,124,111

Retail Properties of America, Inc. Class A(R)		827	11,115

Senior Housing Properties Trust(R)		9,300	178,095

Societe Generale SA (France)		17,568	905,765

Spirit Realty Capital, Inc.(R)		64,187	550,724

Starwood Property Trust, Inc.(R)		19,041	406,525

Sumitomo Mitsui Financial Group, Inc. (Japan)		33,793	1,459,519

Sumitomo Mitsui Trust Holdings, Inc. (Japan)		7,500	297,850

Sun Hung Kai Properties, Ltd. (Hong Kong)		27,000	449,761

SunTrust Banks, Inc.		23,198	1,498,359

Swiss Life Holding AG (Switzerland)		167	59,107

Swiss Re AG (Switzerland)		12,955	1,212,676

Synchrony Financial		53,400	2,061,774

Synovus Financial Corp.		7,100	340,374

TCF Financial Corp.		16,000	328,000

Torchmark Corp.		4,200	380,982

Travelers Cos., Inc. (The)		6,120	830,117

Two Harbors Investment Corp.(R)		731	11,886

U.S. Bancorp		782	41,900

United Overseas Bank, Ltd. (Singapore)		4,100	80,882

Unum Group		14,300	784,927

Vornado Realty Trust(R)		10,900	852,162

Voya Financial, Inc.		668	33,046

Wharf Holdings, Ltd. (The) (Hong Kong)		24,000	82,991

Wharf Real Estate Investment Co., Ltd. (Hong Kong)(NON)		24,000	159,737

WP Carey, Inc.(R)		2,500	172,250

			93,694,014
Government (—%)

Poste Italiane SpA (Italy)		61,323	461,671

			461,671
Health care (5.2%)

AbbVie, Inc.		23,200	2,243,672

Alfresa Holdings Corp. (Japan)		3,200	75,106

Allergan PLC		1,000	163,580

Amgen, Inc.		10,600	1,843,340

Anthem, Inc.		15,500	3,487,655

AstraZeneca PLC (United Kingdom)		2,234	153,304

Baxter International, Inc.		175	11,312

Bayer AG (Germany)		5,047	627,721

Bio-Rad Laboratories, Inc. Class A(NON)		76	18,139

Biogen, Inc.(NON)		1,600	509,712

Bristol-Myers Squibb Co.		27,000	1,654,560

Bruker Corp.		6,700	229,944

Celgene Corp.(NON)		28,600	2,984,696

Charles River Laboratories International, Inc.(NON)		4,976	544,623

Cigna Corp.		14,100	2,863,569

Eli Lilly & Co.		35,100	2,964,546

Fresenius Medical Care AG & Co., KGaA (Germany)		5,258	553,789

Fresenius SE & Co. KGaA (Germany)		68	5,294

Gilead Sciences, Inc.		25,100	1,798,164

GlaxoSmithKline PLC (United Kingdom)		77,920	1,378,237

Humana, Inc.		11,085	2,749,856

Johnson & Johnson		46,282	6,466,521

McKesson Corp.		19,700	3,072,215

Medipal Holdings Corp. (Japan)		16,000	313,338

Merck & Co., Inc.		55,454	3,120,397

Mitsubishi Tanabe Pharma Corp. (Japan)		21,700	447,304

Novartis AG (Switzerland)		25,059	2,118,532

Pfizer, Inc.		26,128	946,356

Premier, Inc. Class A(NON)		6,400	186,816

Roche Holding AG (Switzerland)		8,600	2,175,312

Sanofi (France)		18,213	1,568,204

Service Corp. International/US		11,300	421,716

Shionogi & Co., Ltd. (Japan)		15,000	811,004

Thermo Fisher Scientific, Inc.		41	7,785

UnitedHealth Group, Inc.		38,739	8,540,400

Vertex Pharmaceuticals, Inc.(NON)		5,500	824,230

WellCare Health Plans, Inc.(NON)		5,837	1,173,879

Zoetis, Inc.		1,279	92,139

			59,146,967
Technology (7.8%)

Adobe Systems, Inc.(NON)		6,418	1,124,690

Agilent Technologies, Inc.		14,400	964,368

Alphabet, Inc. Class A(NON)		13,740	14,473,716

Amadeus IT Holding SA Class A (Spain)		20,156	1,450,762

Amdocs, Ltd.		17,890	1,171,437

Apple, Inc.		56,235	9,516,649

Applied Materials, Inc.		26,334	1,346,194

AtoS SE (France)		2,883	419,652

Avaya Holdings Corp.(NON)		5,132	90,067

Cadence Design Systems, Inc.(NON)		17,800	744,396

CDK Global, Inc.		411	29,296

Check Point Software Technologies, Ltd. (Israel)(NON)		65	6,735

Citrix Systems, Inc.(NON)		18,200	1,601,600

Cognizant Technology Solutions Corp. Class A		9,600	681,792

CommerceHub, Inc. Ser. C(NON)		335	6,898

Corning, Inc.		671	21,465

Dell Technologies, Inc. Class V(NON)		202	16,419

Dun & Bradstreet Corp. (The)		6,200	734,142

DXC Technology Co.		21,200	2,011,880

eBay, Inc.(NON)		2,673	100,879

Electronic Arts, Inc.(NON)		25,900	2,721,054

F5 Networks, Inc.(NON)		8,474	1,111,958

Facebook, Inc. Class A(NON)		18,000	3,176,280

Fidelity National Information Services, Inc.		645	60,688

Fiserv, Inc.(NON)		327	42,880

Fortinet, Inc.(NON)		26,800	1,170,892

FUJIFILM Holdings Corp. (Japan)		1,700	69,404

Fujitsu, Ltd. (Japan)		14,000	99,233

Genpact, Ltd.		377	11,966

Harris Corp.		353	50,002

Hoya Corp. (Japan)		7,900	394,747

HP, Inc.		144,500	3,035,945

IBM Corp.		21,500	3,298,530

Intuit, Inc.		16,498	2,603,054

KLA-Tencor Corp.		15,300	1,607,571

Koninklijke Philips NV (Netherlands)		1,437	54,364

Maxim Integrated Products, Inc.		24,700	1,291,316

Microsoft Corp.		171,662	14,683,918

Mixi, Inc. (Japan)		1,400	62,885

NetApp, Inc.		901	49,843

NXP Semiconductor NV(NON)		37,800	4,426,002

Open Text Corp. (Canada)		1,351	48,053

Otsuka Corp. (Japan)		3,800	291,090

Paychex, Inc.		623	42,414

Rockwell Automation, Inc.		2,000	392,700

Samsung Electronics Co., Ltd. (South Korea)		400	950,330

Synopsys, Inc.(NON)		10,154	865,527

Texas Instruments, Inc.		52,044	5,435,475

Tokyo Electron, Ltd. (Japan)		100	17,913

Trimble Inc.(NON)		10,600	430,784

VMware, Inc. Class A(NON)(S)		16,600	2,080,312

Xerox Corp.		26,900	784,135

Zebra Technologies Corp. Class A(NON)		3,400	352,920

			88,227,222
Transportation (1.1%)

ANA Holdings, Inc. (Japan)		9,800	408,998

Central Japan Railway Co. (Japan)		5,600	1,002,199

Deutsche Lufthansa AG (Germany)		3,847	141,416

Deutsche Post AG (Germany)		30,835	1,464,814

Fraport AG Frankfurt Airport Services Worldwide (Germany)		457	50,274

International Consolidated Airlines Group SA (Spain)		21,747	188,549

Japan Airlines Co., Ltd. (Japan)		2,700	105,651

Landstar System, Inc.		117	12,180

Norfolk Southern Corp.		719	104,183

Qantas Airways, Ltd. (Australia)		156,126	612,893

Royal Mail PLC (United Kingdom)		98,376	601,145

Southwest Airlines Co.		48,000	3,141,600

Union Pacific Corp.		37,900	5,082,390

Yangzijiang Shipbuilding Holdings, Ltd. (China)		108,600	119,353

			13,035,645
Utilities and power (1.6%)

American Electric Power Co., Inc.		24,824	1,826,302

AusNet Services (Units) (Australia)		41,071	57,915

CenterPoint Energy, Inc.		27,900	791,244

Centrica PLC (United Kingdom)		354,272	655,955

Edison International		15,301	967,635

Endesa SA (Spain)		20,966	448,512

Enel SpA (Italy)		249,703	1,534,825

ENGIE SA (France)		5,540	95,185

Eni SpA (Italy)		5,735	94,839

Entergy Corp.		37,300	3,035,847

Exelon Corp.		38,000	1,497,580

FirstEnergy Corp.		47,400	1,451,388

Gas Natural SDG SA (Spain)		2,902	66,959

Great Plains Energy, Inc.		1,517	48,908

Iberdrola SA (Spain)		19,740	152,761

Innogy SE (Germany)		10,598	413,008

Kinder Morgan, Inc.		126,304	2,282,313

NiSource, Inc.		6,600	169,422

OGE Energy Corp.		10,200	335,682

PG&E Corp.		840	37,657

PPL Corp.		30,500	943,975

Southern Co. (The)		352	16,928

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)		2,297	1,837

UGI Corp.		17,150	805,193

Vectren Corp.		4,300	279,586

			18,011,456

Total common stocks (cost $385,581,230)			$474,547,911

CORPORATE BONDS AND NOTES (24.7%)(a)
		Principal amount	Value

Basic materials (1.5%)

A Schulman, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 6/1/23		$55,000	$57,200

Agrium, Inc. sr. unsec. unsub. notes 5.25%, 1/15/45 (Canada)		120,000	139,616

AK Steel Corp. company guaranty sr. unsec. notes 6.375%, 10/15/25		55,000	54,450

Allegheny Technologies, Inc. sr. unsec. unsub. notes 7.875%, 8/15/23		20,000	21,612

Allegheny Technologies, Inc. sr. unsec. unsub. notes 5.95%, 1/15/21		45,000	45,900

ArcelorMittal SA sr. unsec. unsub. bonds 6.125%, 6/1/25 (France)		35,000	40,163

ArcelorMittal SA sr. unsec. unsub. notes 7.50%, 10/15/39 (France)		130,000	166,400

Beacon Escrow Corp. 144A sr. unsec. notes 4.875%, 11/1/25		130,000	130,488

Beacon Roofing Supply, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 10/1/23		100,000	106,375

Big River Steel, LLC/BRS Finance Corp. 144A company guaranty sr. notes 7.25%, 9/1/25		150,000	158,625

Blue Cube Spinco, Inc. company guaranty sr. unsec. unsub. notes 9.75%, 10/15/23		110,000	129,800

BMC East, LLC 144A company guaranty sr. notes 5.50%, 10/1/24		130,000	134,550

Boise Cascade Co. 144A company guaranty sr. unsec. notes 5.625%, 9/1/24		205,000	216,275

Builders FirstSource, Inc. 144A company guaranty sr. unsub. notes 5.625%, 9/1/24		80,000	83,256

BWAY Holding Co. 144A sr. notes 5.50%, 4/15/24		115,000	119,600

BWAY Holding Co. 144A sr. unsec. notes 7.25%, 4/15/25		290,000	299,425

Celanese US Holdings, LLC company guaranty sr. unsec. unsub. notes 4.625%, 11/15/22 (Germany)		620,000	656,040

Cemex Finance, LLC 144A company guaranty sr. notes 6.00%, 4/1/24 (Mexico)		200,000	210,500

CF Industries, Inc. company guaranty sr. unsec. bonds 4.95%, 6/1/43		110,000	103,950

CF Industries, Inc. 144A company guaranty sr. notes 4.50%, 12/1/26		830,000	865,202

Chemours Co. (The) company guaranty sr. unsec. notes 5.375%, 5/15/27		70,000	72,450

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 7.00%, 5/15/25		80,000	86,800

Chemours Co. (The) company guaranty sr. unsec. unsub. notes 6.625%, 5/15/23		75,000	79,313

Compass Minerals International, Inc. 144A company guaranty sr. unsec. notes 4.875%, 7/15/24		180,000	177,750

CPG Merger Sub, LLC 144A company guaranty sr. unsec. notes 8.00%, 10/1/21		30,000	30,975

Cornerstone Chemical Co. 144A company guaranty sr. notes 6.75%, 8/15/24		150,000	149,813

Dow Chemical Co. (The) sr. unsec. unsub. bonds 3.50%, 10/1/24		765,000	787,066

E. I. du Pont de Nemours & Co. sr. unsec. notes 3.625%, 1/15/21		315,000	325,543

E. I. du Pont de Nemours & Co. sr. unsec. unsub. FRN BBA LIBOR USD 3 Month + 0.53%, 1.907%, 5/1/20		410,000	412,575

Eastman Chemical Co. sr. unsec. notes 3.80%, 3/15/25		432,000	449,076

First Quantum Minerals, Ltd. 144A company guaranty sr. unsec. notes 7.50%, 4/1/25 (Canada)		315,000	342,563

Flex Acquisition Co., Inc. 144A sr. unsec. notes 6.875%, 1/15/25		120,000	124,272

Freeport-McMoRan, Inc. company guaranty sr. unsec. notes 6.875%, 2/15/23 (Indonesia)		90,000	98,100

Freeport-McMoRan, Inc. company guaranty sr. unsec. sub. notes 6.75%, 2/1/22 (Indonesia)		50,000	51,750

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23		175,000	194,250

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.625%, 4/29/24		755,000	797,129

Glencore Funding, LLC 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/16/25		511,000	516,131

Huntsman International, LLC company guaranty sr. unsec. unsub. notes 4.875%, 11/15/20		79,000	82,160

International Paper Co. sr. unsec. unsub. notes 3.00%, 2/15/27		405,000	392,667

Joseph T Ryerson & Son, Inc. 144A sr. notes 11.00%, 5/15/22		50,000	55,938

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 10.50%, 4/15/23		100,000	113,000

Kraton Polymers, LLC/Kraton Polymers Capital Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/25		60,000	64,200

Louisiana-Pacific Corp. company guaranty sr. unsec. unsub. notes 4.875%, 9/15/24		85,000	87,763

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		14,000	14,840

Mercer International, Inc. sr. unsec. notes 6.50%, 2/1/24 (Canada)		125,000	132,813

Mercer International, Inc. 144A sr. unsec. notes 5.50%, 1/15/26 (Canada)		65,000	65,975

Methanex Corp. sr. unsec. unsub. notes 5.65%, 12/1/44 (Canada)		300,000	311,740

Methanex Corp. sr. unsec. unsub. notes 3.25%, 12/15/19 (Canada)		33,000	33,092

New Gold, Inc. 144A company guaranty sr. unsec. unsub. notes 6.25%, 11/15/22 (Canada)		55,000	56,788

New Gold, Inc. 144A sr. unsec. notes 6.375%, 5/15/25 (Canada)		35,000	36,881

Norbord, Inc. 144A company guaranty sr. notes 6.25%, 4/15/23 (Canada)		10,000	10,809

Northwest Acquisitions ULC/Dominion Finco, Inc. 144A notes 7.125%, 11/1/22		45,000	46,463

NOVA Chemicals Corp. 144A sr. unsec. bonds 5.25%, 6/1/27 (Canada)		120,000	119,700

NOVA Chemicals Corp. 144A sr. unsec. notes 4.875%, 6/1/24 (Canada)		65,000	64,838

Novelis Corp. 144A company guaranty sr. unsec. bonds 5.875%, 9/30/26		90,000	91,800

Novelis Corp. 144A company guaranty sr. unsec. notes 6.25%, 8/15/24		75,000	78,188

Packaging Corp. of America sr. unsec. unsub. notes 4.50%, 11/1/23		225,000	242,025

Pactiv, LLC sr. unsec. unsub. bonds 8.375%, 4/15/27		10,000	11,450

Park-Ohio Industries, Inc. company guaranty sr. unsec. notes 6.625%, 4/15/27		120,000	129,300

Platform Specialty Products Corp. 144A company guaranty sr. unsec. notes 5.875%, 12/1/25		205,000	203,463

Sealed Air Corp. 144A sr. unsec. bonds 5.50%, 9/15/25		15,000	16,350

Sherwin-Williams Co. (The) sr. unsec. unsub. bonds 3.45%, 6/1/27		455,000	462,278

Sherwin-Williams Co. (The) sr. unsec. unsub. notes 2.75%, 6/1/22		210,000	209,185

Smurfit Kappa Treasury Funding, Ltd. company guaranty sr. unsec. unsub. notes 7.50%, 11/20/25 (Ireland)		90,000	108,338

Steel Dynamics, Inc. company guaranty sr. unsec. notes 5.00%, 12/15/26		35,000	37,013

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 10/1/24		60,000	63,750

Steel Dynamics, Inc. company guaranty sr. unsec. unsub. notes 5.25%, 4/15/23		4,000	4,120

Steel Dynamics, Inc. 144A company guaranty sr. unsec. notes 4.125%, 9/15/25		600,000	602,251

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 4.75%, 1/15/22 (Canada)		45,000	46,971

Teck Resources, Ltd. company guaranty sr. unsec. unsub. notes 3.75%, 2/1/23 (Canada)		40,000	40,100

Teck Resources, Ltd. 144A company guaranty sr. unsec. notes 8.50%, 6/1/24 (Canada)		15,000	16,950

TMS International Corp. 144A sr. unsec. notes 7.25%, 8/15/25		130,000	135,850

Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc. 144A sr. unsec. notes 5.375%, 9/1/25 (Luxembourg)		75,000	77,250

Tronox Finance PLC 144A company guaranty sr. unsec. notes 5.75%, 10/1/25 (United Kingdom)		45,000	46,238

U.S. Concrete, Inc. company guaranty sr. unsec. unsub. notes 6.375%, 6/1/24		135,000	144,788

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		230,000	240,350

USG Corp. 144A company guaranty sr. unsec. bonds 4.875%, 6/1/27		125,000	129,569

USG Corp. 144A company guaranty sr. unsec. notes 5.50%, 3/1/25		70,000	74,375

Venator Finance SARL/Venator Materials Corp. 144A sr. unsec. notes 5.75%, 7/15/25 (Luxembourg)		75,000	79,125

Weekley Homes, LLC/Weekley Finance Corp. sr. unsec. notes 6.00%, 2/1/23		77,000	76,615

Westlake Chemical Corp. company guaranty sr. unsec. unsub. bonds 4.375%, 11/15/47		767,000	796,549

Westlake Chemical Corp. company guaranty sr. unsec. unsub. notes 3.60%, 8/15/26		988,000	993,705

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 8.20%, 1/15/30		575,000	808,372

WestRock MWV, LLC company guaranty sr. unsec. unsub. notes 7.95%, 2/15/31		175,000	246,082

Weyerhaeuser Co. sr. unsec. unsub. notes 7.375%, 3/15/32(R)		260,000	359,133

WR Grace & Co.- Conn. 144A company guaranty sr. unsec. notes 5.625%, 10/1/24		80,000	86,300

Zekelman Industries, Inc. 144A company guaranty sr. notes 9.875%, 6/15/23		80,000	90,000

			16,872,483
Capital goods (0.9%)

Advanced Disposal Services, Inc. 144A sr. unsec. notes 5.625%, 11/15/24		195,000	199,388

Allison Transmission, Inc. 144A company guaranty sr. unsec. notes 4.75%, 10/1/27		25,000	25,156

American Axle & Manufacturing, Inc. company guaranty sr. unsec. notes 7.75%, 11/15/19		72,000	78,480

Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. 144A company guaranty sr. unsec. notes 7.25%, 5/15/24 (Ireland)		200,000	217,500

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		40,000	41,917

Belden, Inc. 144A company guaranty sr. unsec. sub. notes 5.25%, 7/15/24		25,000	25,750

Berry Global, Inc. company guaranty notes 5.50%, 5/15/22		24,000	24,720

Berry Global, Inc. company guaranty unsub. notes 5.125%, 7/15/23		85,000	88,400

Boeing Capital Corp. sr. unsec. unsub. notes 4.70%, 10/27/19		190,000	198,509

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		170,000	186,575

Bombardier, Inc. 144A sr. unsec. notes 7.50%, 12/1/24 (Canada)		100,000	101,500

Briggs & Stratton Corp. company guaranty sr. unsec. notes 6.875%, 12/15/20		140,000	153,650

CD&R Waterworks Merger Sub, LLC 144A sr. unsec. notes 6.125%, 8/15/25		15,000	15,225

Crown Cork & Seal Co., Inc. company guaranty sr. unsec. bonds 7.375%, 12/15/26		35,000	40,775

Deere & Co. sr. unsec. unsub. notes 2.60%, 6/8/22		570,000	570,629

FXI Holdings, Inc. 144A sr. notes 7.875%, 11/1/24		120,000	119,736

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		155,000	158,488

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 3.60%, 11/15/42		260,000	263,391

General Dynamics Corp. company guaranty sr. unsec. unsub. notes 2.25%, 11/15/22		160,000	157,516

Great Lakes Dredge & Dock Corp. company guaranty sr. unsec. notes 8.00%, 5/15/22		175,000	183,094

Honeywell International, Inc. sr. unsec. unsub. notes 4.25%, 3/1/21		150,000	158,670

Honeywell International, Inc. 144A sr. unsec. bonds 3.812%, 11/21/47		255,000	265,162

Johnson Controls International PLC sr. unsec. bonds 4.95%, 7/2/64		405,000	446,130

Johnson Controls International PLC sr. unsec. unsub. bonds 4.50%, 2/15/47		575,000	631,688

L3 Technologies, Inc. company guaranty sr. unsec. bonds 3.85%, 12/15/26		150,000	154,246

Legrand France SA sr. unsec. unsub. notes 8.50%, 2/15/25 (France)		291,000	376,179

Manitowoc Foodservice, Inc. sr. unsec. notes 9.50%, 2/15/24		185,000	210,669

MasTec, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/15/23		205,000	209,100

Medtronic, Inc. company guaranty sr. unsec. sub. notes 4.375%, 3/15/35		178,000	200,662

Oshkosh Corp. company guaranty sr. unsec. sub. notes 5.375%, 3/1/25		165,000	175,106

Raytheon Co. sr. unsec. notes 4.875%, 10/15/40		195,000	234,382

RBS Global, Inc./Rexnord, LLC 144A sr. unsec. notes 4.875%, 12/15/25		95,000	95,950

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. FRN BBA LIBOR USD 3 Month + 3.50%, 4.859%, 7/15/21		345,000	350,175

Reynolds Group Issuer, Inc./Reynolds Group Issuer, LLC/Reynolds Group Issuer Lu 144A company guaranty sr. unsec. unsub. notes 7.00%, 7/15/24		95,000	101,650

Rockwell Collins, Inc. sr. unsec. bonds 4.35%, 4/15/47		740,000	803,691

Tennant Co. 144A company guaranty sr. unsec. notes 5.625%, 5/1/25		90,000	94,613

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 12/15/24		284,000	297,490

Tenneco, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/26		50,000	51,250

TI Group Automotive Systems, LLC 144A sr. unsec. notes 8.75%, 7/15/23 (United Kingdom)		136,000	145,860

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.50%, 5/15/25		40,000	40,900

TransDigm, Inc. company guaranty sr. unsec. sub. notes 6.375%, 6/15/26		155,000	156,550

TransDigm, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 7/15/24		58,000	59,450

Trident Merger Sub, Inc. 144A sr. unsec. notes 6.625%, 11/1/25		100,000	100,000

United Technologies Corp. sr. unsec. unsub. notes 1.90%, 5/4/20		1,620,000	1,604,038

Wabash National Corp. 144A company guaranty sr. unsec. notes 5.50%, 10/1/25		60,000	60,450

Wrangler Buyer Corp. 144A sr. unsec. notes 6.00%, 10/1/25		130,000	133,900

			10,008,360
Communication services (2.0%)

American Tower Corp. sr. unsec. bonds 3.125%, 1/15/27(R)		1,115,000	1,073,462

American Tower Corp. sr. unsec. notes 4.00%, 6/1/25(R)		735,000	761,623

AT&T, Inc. sr. unsec. unsub. notes 5.80%, 2/15/19		360,000	373,584

AT&T, Inc. sr. unsec. unsub. notes 4.75%, 5/15/46		567,000	554,553

AT&T, Inc. sr. unsec. unsub. notes 4.25%, 3/1/27		2,060,000	2,099,998

AT&T, Inc. sr. unsec. unsub. notes 3.40%, 5/15/25		568,000	558,429

Cablevision Systems Corp. sr. unsec. unsub. notes 8.00%, 4/15/20		30,000	32,025

CCO Holdings, LLC/CCO Holdings Capital Corp. company guaranty sr. unsec. notes 5.25%, 9/30/22		53,000	54,325

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. bonds 5.50%, 5/1/26		50,000	51,250

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A company guaranty sr. unsec. notes 5.875%, 4/1/24		130,000	135,525

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. notes 5.75%, 2/15/26		20,000	20,775

CCO Holdings, LLC/CCO Holdings Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 5/1/23		65,000	66,300

CenturyLink, Inc. sr. unsec. unsub. notes 6.75%, 12/1/23		50,000	49,000

CenturyLink, Inc. sr. unsec. unsub. notes 5.625%, 4/1/20		13,000	13,098

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		113,000	113,283

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		95,000	95,238

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 6.484%, 10/23/45		980,000	1,142,611

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. notes 4.908%, 7/23/25		337,000	358,293

Charter Communications Operating, LLC/Charter Communications Operating Capital Corp. company guaranty sr. sub. bonds 5.375%, 5/1/47		158,000	162,005

Comcast Corp. company guaranty sr. unsec. unsub. bonds 4.049%, 11/1/52		290,000	296,736

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.999%, 11/1/49		120,000	122,883

Comcast Corp. company guaranty sr. unsec. unsub. bonds 3.969%, 11/1/47		780,000	805,802

Comcast Corp. company guaranty sr. unsec. unsub. bonds 2.35%, 1/15/27		495,000	467,476

Comcast Corp. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/35		82,000	110,757

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.375%, 2/15/25		835,000	857,334

Comcast Corp. company guaranty sr. unsec. unsub. notes 3.15%, 3/1/26		250,000	251,856

CommScope Technologies Finance, LLC 144A sr. unsec. notes 6.00%, 6/15/25		45,000	47,813

CommScope Technologies, LLC 144A company guaranty sr. unsec. unsub. notes 5.00%, 3/15/27		45,000	45,000

Cox Communications, Inc. 144A sr. unsec. bonds 3.50%, 8/15/27		340,000	335,359

Crown Castle International Corp. sr. unsec. bonds 3.65%, 9/1/27(R)		557,000	555,636

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)		190,000	208,040

Crown Castle International Corp. sr. unsec. notes 4.875%, 4/15/22(R)		54,000	58,014

Crown Castle International Corp. sr. unsec. unsub. bonds 3.70%, 6/15/26(R)		455,000	454,311

Crown Castle Towers, LLC 144A company guaranty sr. notes 6.113%, 1/15/20		410,000	430,607

Crown Castle Towers, LLC 144A company guaranty sr. notes 4.883%, 8/15/20		115,000	120,275

CSC Holdings, LLC sr. unsec. unsub. bonds 5.25%, 6/1/24		202,000	198,970

CSC Holdings, LLC sr. unsec. unsub. notes 6.75%, 11/15/21		146,000	156,950

CSC Holdings, LLC 144A sr. unsec. unsub. notes 10.125%, 1/15/23		305,000	343,506

Deutsche Telekom International Finance BV company guaranty sr. unsec. unsub. bonds 8.75%, 6/15/30 (Netherlands)		163,000	241,173

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 5.875%, 11/15/24		75,000	73,031

Frontier Communications Corp. sr. unsec. notes 11.00%, 9/15/25		35,000	25,725

Frontier Communications Corp. sr. unsec. notes 10.50%, 9/15/22		100,000	75,625

Intelsat Jackson Holdings SA company guaranty sr. unsec. notes 7.50%, 4/1/21 (Bermuda)		17,000	15,470

Intelsat Jackson Holdings SA 144A company guaranty sr. notes 8.00%, 2/15/24 (Bermuda)		4,000	4,210

Intelsat Jackson Holdings SA 144A sr. unsec. notes 9.75%, 7/15/25 (Bermuda)		260,000	249,600

Intelsat Luxembourg SA company guaranty sr. unsec. bonds 7.75%, 6/1/21 (Luxembourg)		34,000	18,105

Koninklijke KPN NV sr. unsec. unsub. bonds 8.375%, 10/1/30 (Netherlands)		135,000	185,443

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 5.15%, 4/30/20		585,000	623,268

NBCUniversal Media, LLC company guaranty sr. unsec. unsub. notes 4.375%, 4/1/21		970,000	1,028,083

Quebecor Media, Inc. sr. unsec. unsub. notes 5.75%, 1/15/23 (Canada)		19,000	20,188

Rogers Communications, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 3/15/43 (Canada)		410,000	438,902

Sprint Capital Corp. company guaranty sr. unsec. unsub. notes 6.875%, 11/15/28		92,000	92,575

Sprint Communications, Inc. sr. unsec. notes 7.00%, 8/15/20		27,000	28,620

Sprint Communications, Inc. 144A company guaranty sr. unsec. notes 9.00%, 11/15/18		39,000	41,051

Sprint Corp. company guaranty sr. unsec. sub. notes 7.875%, 9/15/23		195,000	207,675

Sprint Corp. company guaranty sr. unsec. sub. notes 7.25%, 9/15/21		214,000	226,573

Sprint Spectrum Co., LLC/Sprint Spectrum Co. II, LLC/Sprint Spectrum Co. III, LLC 144A company guaranty sr. notes 3.36%, 9/20/21		553,125	556,582

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.625%, 4/1/23		197,000	205,373

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.375%, 3/1/25		335,000	358,450

T-Mobile USA, Inc. company guaranty sr. unsec. notes 6.00%, 3/1/23		20,000	20,940

T-Mobile USA, Inc. company guaranty sr. unsec. notes 5.375%, 4/15/27		60,000	63,975

T-Mobile USA, Inc. company guaranty sr. unsec. notes 4.00%, 4/15/22		30,000	30,769

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.836%, 4/28/23		2,000	2,093

T-Mobile USA, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 1/15/22		93,000	95,906

TCI Communications, Inc. sr. unsec. unsub. notes 7.125%, 2/15/28		365,000	477,657

Telecom Italia SpA 144A sr. unsec. notes 5.303%, 5/30/24 (Italy)		300,000	320,250

Verizon Communications, Inc. sr. unsec. unsub. notes 4.522%, 9/15/48		932,000	917,692

Verizon Communications, Inc. sr. unsec. unsub. notes 4.40%, 11/1/34		775,000	789,755

Verizon Communications, Inc. sr. unsec. unsub. notes 4.125%, 3/16/27		1,110,000	1,157,411

Verizon Communications, Inc. sr. unsec. unsub. notes 2.946%, 3/15/22		406,000	408,473

Videotron, Ltd. company guaranty sr. unsec. unsub. notes 5.00%, 7/15/22 (Canada)		129,000	135,773

Videotron, Ltd./Videotron Ltee. 144A sr. unsec. notes 5.125%, 4/15/27 (Canada)		495,000	517,275

Windstream Services, LLC company guaranty sr. unsec. notes 6.375%, 8/1/23		114,000	69,540

			23,305,933
Conglomerates (0.4%)

General Electric Co. sr. unsec. bonds 4.50%, 3/11/44		1,890,000	2,093,686

Siemens Financieringsmaatschappij NV 144A company guaranty sr. unsec. notes 2.20%, 3/16/20 (Netherlands)		2,945,000	2,941,592

			5,035,278
Consumer cyclicals (2.9%)

21st Century Fox America, Inc. company guaranty sr. unsec. notes 7.75%, 1/20/24		300,000	371,166

21st Century Fox America, Inc. company guaranty sr. unsec. unsub. notes 7.75%, 12/1/45		1,048,000	1,662,560

Alimentation Couche-Tard, Inc. 144A company guaranty sr. unsec. notes 3.55%, 7/26/27 (Canada)		300,000	299,733

Amazon.com, Inc. 144A sr. unsec. notes 3.15%, 8/22/27		1,225,000	1,226,846

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. notes 6.125%, 5/15/27		90,000	89,325

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/26		95,000	93,575

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.875%, 2/15/22		23,000	23,345

AMC Entertainment Holdings, Inc. company guaranty sr. unsec. sub. notes 5.75%, 6/15/25		40,000	39,550

American Builders & Contractors Supply Co., Inc. 144A sr. unsec. notes 5.75%, 12/15/23		80,000	84,400

American Tire Distributors, Inc. 144A sr. unsec. sub. notes 10.25%, 3/1/22		180,000	185,400

Autonation, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 2/1/20		675,000	712,454

Bon-Ton Department Stores, Inc. (The) company guaranty notes 8.00%, 6/15/21 (In default)(NON)		52,000	14,690

Boyd Gaming Corp. company guaranty sr. unsec. sub. notes 6.875%, 5/15/23		40,000	42,400

Boyd Gaming Corp. company guaranty sr. unsec. unsub. notes 6.375%, 4/1/26		30,000	32,325

Brookfield Residential Properties, Inc. 144A company guaranty sr. unsec. notes 6.50%, 12/15/20 (Canada)		88,000	89,760

Brookfield Residential Properties, Inc./Brookfield Residential US Corp. 144A company guaranty sr. unsec. notes 6.125%, 7/1/22 (Canada)		125,000	130,625

CalAtlantic Group, Inc. company guaranty sr. unsec. sub. notes 5.875%, 11/15/24		25,000	27,789

CBS Corp. company guaranty sr. unsec. unsub. bonds 2.90%, 1/15/27		298,000	278,346

CBS Corp. company guaranty sr. unsec. unsub. notes 4.60%, 1/15/45		580,000	591,377

CBS Corp. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/26		136,000	138,990

CBS Radio, Inc. 144A company guaranty sr. unsec. notes 7.25%, 11/1/24		115,000	121,253

Cinemark USA, Inc. company guaranty sr. unsec. notes 5.125%, 12/15/22		40,000	40,900

Cinemark USA, Inc. company guaranty sr. unsec. sub. notes 4.875%, 6/1/23		17,000	17,213

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. sub. notes 7.625%, 3/15/20		59,000	57,673

Clear Channel Worldwide Holdings, Inc. company guaranty sr. unsec. unsub. notes 6.50%, 11/15/22		190,000	192,850

Constellation Merger Sub, Inc. 144A sr. unsec. notes 8.50%, 9/15/25		275,000	268,125

CRC Escrow Issuer, LLC/CRC Finco, Inc. 144A company guaranty sr. unsec. notes 5.25%, 10/15/25		155,000	156,163

Diamond Resorts International, Inc. 144A sr. notes 7.75%, 9/1/23		150,000	162,735

Diamond Resorts International, Inc. 144A sr. unsec. notes 10.75%, 9/1/24		60,000	64,275

Dollar General Corp. sr. unsec. sub. notes 3.25%, 4/15/23		445,000	451,001

Ecolab, Inc. sr. unsec. unsub. bonds 2.70%, 11/1/26		1,390,000	1,332,480

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		70,000	74,813

Expedia, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 2/15/26		297,000	317,594

Ford Motor Co. sr. unsec. unsub. notes 4.346%, 12/8/26		1,440,000	1,501,320

Gartner, Inc. 144A company guaranty sr. unsec. notes 5.125%, 4/1/25		60,000	62,700

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 4.00%, 10/6/26		1,239,000	1,260,110

General Motors Financial Co., Inc. company guaranty sr. unsec. notes 3.25%, 5/15/18		80,000	80,301

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.30%, 7/13/25		200,000	208,418

General Motors Financial Co., Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/15/25		95,000	97,610

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. sub. notes 4.875%, 11/1/20		57,000	59,138

GLP Capital LP/GLP Financing II, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 4/15/26		40,000	42,900

Gray Television, Inc. 144A company guaranty sr. unsec. notes 5.875%, 7/15/26		85,000	87,125

Great Canadian Gaming Corp. 144A company guaranty sr. unsec. notes 6.625%, 7/25/22 (Canada)	CAD	70,000	57,682

Grupo Televisa SAB sr. unsec. unsub. bonds 6.625%, 1/15/40 (Mexico)		$360,000	442,759

GW Honos Security Corp. 144A company guaranty sr. unsec. notes 8.75%, 5/15/25 (Canada)		130,000	139,750

Hanesbrands, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 5/15/24		60,000	61,200

Hilton Worldwide Finance, LLC/Hilton Worldwide Finance Corp. company guaranty sr. unsec. notes 4.875%, 4/1/27		1,000,000	1,046,250

Home Depot, Inc. (The) sr. unsec. unsub. notes 5.95%, 4/1/41		300,000	406,269

Home Depot, Inc. (The) sr. unsec. unsub. notes 2.625%, 6/1/22		475,000	477,651

Host Hotels & Resorts LP sr. unsec. unsub. notes 6.00%, 10/1/21(R)		147,000	161,596

Host Hotels & Resorts LP sr. unsec. unsub. notes 5.25%, 3/15/22(R)		658,000	708,527

Howard Hughes Corp. (The) 144A sr. unsec. notes 5.375%, 3/15/25		160,000	164,000

Hyatt Hotels Corp. sr. unsec. unsub. notes 4.85%, 3/15/26		675,000	736,121

Hyatt Hotels Corp. sr. unsec. unsub. notes 3.375%, 7/15/23		80,000	81,636

iHeartCommunications, Inc. company guaranty sr. notes 9.00%, 12/15/19		54,000	40,095

IHS Markit, Ltd. 144A company guaranty notes 4.75%, 2/15/25 (United Kingdom)		940,000	992,875

IHS Markit, Ltd. 144A company guaranty sr. unsec. notes 4.00%, 3/1/26 (United Kingdom)		219,000	219,548

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty notes 10.25%, 11/15/22		220,000	240,350

Jack Ohio Finance, LLC/Jack Ohio Finance 1 Corp. 144A company guaranty sr. notes 6.75%, 11/15/21		155,000	163,138

Jacobs Entertainment, Inc. 144A notes 7.875%, 2/1/24		35,000	37,450

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.875%, 12/15/27		60,000	60,600

Jeld-Wen, Inc. 144A company guaranty sr. unsec. notes 4.625%, 12/15/25		70,000	70,525

Jo-Ann Stores Holdings, Inc. 144A sr. unsec. notes 9.75%, 10/15/19(PIK)		45,000	44,100

Lear Corp. sr. unsec. unsub. bonds 3.80%, 9/15/27		787,000	787,677

Lennar Corp. company guaranty sr. unsec. unsub. notes 4.75%, 11/15/22		60,000	63,000

Lions Gate Entertainment Corp. 144A sr. unsec. unsub. notes 5.875%, 11/1/24		110,000	116,325

Live Nation Entertainment, Inc. 144A company guaranty sr. unsec. notes 4.875%, 11/1/24		50,000	51,250

Masonite International Corp. 144A company guaranty sr. unsec. notes 5.625%, 3/15/23		145,000	151,569

Mattamy Group Corp. 144A sr. unsec. notes 6.875%, 12/15/23 (Canada)		25,000	26,438

Mattamy Group Corp. 144A sr. unsec. notes 6.50%, 10/1/25 (Canada)		75,000	78,844

MGM Resorts International company guaranty sr. unsec. notes 6.75%, 10/1/20		50,000	54,000

MGM Resorts International company guaranty sr. unsec. unsub. notes 8.625%, 2/1/19		65,000	68,900

MGM Resorts International company guaranty sr. unsec. unsub. notes 6.625%, 12/15/21		45,000	49,331

Moody's Corp. 144A sr. unsec. bonds 3.25%, 1/15/28		315,000	311,410

Navistar International Corp. 144A sr. unsec. notes 6.625%, 11/1/25		190,000	198,242

Neiman Marcus Group, LLC (The) company guaranty sr. notes 7.125%, 6/1/28		40,000	24,400

Neiman Marcus Group, Ltd. 144A company guaranty sr. unsec. sub. notes 8.75% (9.5%), 10/15/21(PIK)		62,850	33,612

Nexstar Broadcasting, Inc. 144A company guaranty sr. unsec. notes 5.625%, 8/1/24		125,000	129,063

Nielsen Co. Luxembourg SARL (The) 144A company guaranty sr. unsec. notes 5.00%, 2/1/25 (Luxembourg)		60,000	62,250

Nielsen Finance, LLC/Nielsen Finance Co. 144A company guaranty sr. unsec. sub. notes 5.00%, 4/15/22		75,000	77,156

O'Reilly Automotive, Inc. company guaranty sr. unsec. notes 3.85%, 6/15/23		90,000	94,182

O'Reilly Automotive, Inc. company guaranty sr. unsec. sub. notes 3.55%, 3/15/26		310,000	313,194

Omnicom Group, Inc. company guaranty sr. unsec. unsub. notes 3.60%, 4/15/26		885,000	895,336

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.875%, 3/15/25		40,000	42,300

Outfront Media Capital, LLC/Outfront Media Capital Corp. company guaranty sr. unsec. sub. notes 5.625%, 2/15/24		42,000	43,838

Penn National Gaming, Inc. 144A sr. unsec. notes 5.625%, 1/15/27		75,000	77,813

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.75%, 10/1/22		53,000	54,656

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.50%, 5/15/26		55,000	55,809

Penske Automotive Group, Inc. company guaranty sr. unsec. sub. notes 5.375%, 12/1/24		45,000	45,675

PetSmart, Inc. 144A sr. unsec. notes 7.125%, 3/15/23		40,000	23,700

Priceline Group, Inc. (The) sr. unsec. notes 3.65%, 3/15/25		570,000	579,333

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 7.875%, 6/15/32		115,000	144,325

PulteGroup, Inc. company guaranty sr. unsec. unsub. notes 5.50%, 3/1/26		205,000	222,938

QVC, Inc. company guaranty sr. notes 4.85%, 4/1/24		120,000	126,102

Regal Entertainment Group sr. unsec. sub. notes 5.75%, 6/15/23		226,000	233,346

Rivers Pittsburgh Borrower LP/Rivers Pittsburgh Finance Corp. 144A sr. notes 6.125%, 8/15/21		130,000	129,025

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 4.40%, 2/15/26		355,000	384,645

S&P Global, Inc. company guaranty sr. unsec. unsub. notes 2.95%, 1/22/27		550,000	538,905

Sabre GLBL, Inc. 144A company guaranty sr. notes 5.375%, 4/15/23		55,000	56,650

Scientific Games International, Inc. company guaranty sr. unsec. notes 10.00%, 12/1/22		320,000	351,200

Scientific Games International, Inc. 144A company guaranty sr. notes 7.00%, 1/1/22		110,000	115,913

Sinclair Television Group, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 8/1/24		220,000	226,875

Sirius XM Radio, Inc. 144A company guaranty sr. unsec. sub. notes 6.00%, 7/15/24		58,000	61,335

Sirius XM Radio, Inc. 144A sr. unsec. bonds 5.00%, 8/1/27		900,000	900,000

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. bonds 5.50%, 4/15/27		140,000	144,900

Six Flags Entertainment Corp. 144A company guaranty sr. unsec. unsub. notes 4.875%, 7/31/24		175,000	177,625

Spectrum Brands, Inc. company guaranty sr. unsec. notes 5.75%, 7/15/25		35,000	36,838

Spectrum Brands, Inc. company guaranty sr. unsec. sub. notes 6.625%, 11/15/22		3,000	3,113

Spectrum Brands, Inc. company guaranty sr. unsec. unsub. notes 6.125%, 12/15/24		30,000	31,763

Standard Industries, Inc. 144A sr. unsec. notes 5.375%, 11/15/24		120,000	125,436

Standard Industries, Inc. 144A sr. unsec. notes 5.00%, 2/15/27		810,000	828,225

SugarHouse HSP Gaming Prop. Mezz LP/SugarHouse HSP Gaming Finance Corp. 144A company guaranty sr. unsub. notes 5.875%, 5/15/25		90,000	85,500

Taylor Morrison Communities, Inc./Monarch Communities, Inc. 144A company guaranty sr. unsec. sub. notes 5.625%, 3/1/24		38,000	39,663

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 3.80%, 2/15/27		875,000	874,173

Time Warner, Inc. company guaranty sr. unsec. unsub. bonds 2.95%, 7/15/26		463,000	437,911

Townsquare Media, Inc. 144A company guaranty sr. unsec. notes 6.50%, 4/1/23		15,000	14,663

Toyota Motor Credit Corp. sr. unsec. unsub. bonds Ser. GMTN, 1.55%, 7/13/18		525,000	524,116

Toyota Motor Credit Corp. sr. unsec. unsub. notes Ser. MTN, 2.00%, 10/24/18		486,000	486,608

TRI Pointe Group, Inc./TRI Pointe Homes, Inc. company guaranty sr. unsec. unsub. notes 5.875%, 6/15/24		90,000	96,075

Tribune Media Co. company guaranty sr. unsec. notes 5.875%, 7/15/22		40,000	41,100

Univision Communications, Inc. 144A company guaranty sr. sub. notes 5.125%, 2/15/25		115,000	111,981

Vulcan Materials Co. sr. unsec. unsub. notes 4.50%, 4/1/25		70,000	74,438

Walt Disney Co. (The) sr. unsec. notes 2.75%, 8/16/21		120,000	121,482

Walt Disney Co. (The) sr. unsec. unsub. notes 4.375%, 8/16/41		50,000	54,935

Werner FinCo LP/Werner FinCo, Inc. 144A company guarany sr. unsec. notes 8.75%, 7/15/25		190,000	196,175

WMG Acquisition Corp. 144A company guaranty sr. notes 5.00%, 8/1/23		80,000	82,800

Wolverine World Wide, Inc. 144A company guaranty sr. unsec. bonds 5.00%, 9/1/26		70,000	69,825

Wyndham Worldwide Corp. sr. unsec. unsub. bonds 4.50%, 4/1/27		375,000	381,062

Wyndham Worldwide Corp. sr. unsec. unsub. notes 5.625%, 3/1/21		330,000	350,832

Wynn Las Vegas, LLC/Wynn Las Vegas Capital Corp. 144A company guaranty sr. unsec. sub. notes 5.25%, 5/15/27		90,000	91,238

			32,626,514
Consumer staples (1.9%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty notes 5.00%, 10/15/25 (Canada)		130,000	130,975

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		215,000	219,569

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. sub. notes 4.25%, 5/15/24 (Canada)		90,000	89,775

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 4.00%, 1/31/24		128,000	135,771

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.85%, 8/9/22		1,045,000	1,050,760

Altria Group, Inc. company guaranty sr. unsec. unsub. notes 2.625%, 1/14/20		1,285,000	1,293,284

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 4.90%, 2/1/46		1,658,000	1,921,604

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. bonds 3.65%, 2/1/26		1,648,000	1,700,699

Anheuser-Busch InBev Finance, Inc. company guaranty sr. unsec. unsub. notes 2.65%, 2/1/21		780,000	783,914

Anheuser-Busch InBev Worldwide, Inc. company guaranty sr. unsec. unsub. notes 2.50%, 7/15/22		500,000	496,208

Ascend Learning, LLC 144A sr. unsec. notes 6.875%, 8/1/25		40,000	41,300

Ashtead Capital, Inc. 144A notes 4.375%, 8/15/27		1,215,000	1,233,225

BlueLine Rental Finance Corp./BlueLine Rental, LLC 144A company guaranty sub. notes 9.25%, 3/15/24		190,000	202,825

Brand Energy & Infrastructure Services, Inc. 144A sr. unsec. notes 8.50%, 7/15/25		210,000	220,500

CEC Entertainment, Inc. company guaranty sr. unsec. sub. notes 8.00%, 2/15/22		85,000	79,900

Ceridian HCM Holding, Inc. 144A sr. unsec. notes 11.00%, 3/15/21		155,000	161,975

Coca-Cola Co. (The) sr. unsec. unsub. bonds 2.25%, 9/1/26		340,000	322,895

CVS Health Corp. sr. unsec. notes 4.75%, 12/1/22		482,000	516,284

CVS Health Corp. sr. unsec. unsub. notes 2.25%, 12/5/18		525,000	525,696

CVS Pass-Through Trust sr. notes 6.036%, 12/10/28		45,966	50,964

CVS Pass-Through Trust 144A sr. mtge. notes 4.704%, 1/10/36		239,871	254,368

Dean Foods Co. 144A company guaranty sr. unsec. notes 6.50%, 3/15/23		50,000	49,875

Diageo Investment Corp. company guaranty sr. unsec. notes 8.00%, 9/15/22		135,000	165,679

Diamond (BC) BV 144A sr. unsec. notes 5.625%, 8/15/25	EUR	100,000	120,297

ERAC USA Finance, LLC 144A company guaranty sr. unsec. bonds 4.50%, 2/15/45		$385,000	395,497

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 7.00%, 10/15/37		300,000	401,175

ERAC USA Finance, LLC 144A company guaranty sr. unsec. notes 5.625%, 3/15/42		363,000	428,629

Fresh Market, Inc. (The) 144A company guaranty sr. notes 9.75%, 5/1/23		80,000	50,100

Golden Nugget, Inc. 144A company guaranty sr. unsec. sub. notes 8.75%, 10/1/25		170,000	178,500

Golden Nugget, Inc. 144A sr. unsec. notes 6.75%, 10/15/24		240,000	244,200

Itron, Inc. 144A company guaranty sr. unsec. notes 5.00%, 1/15/26		60,000	60,225

Kellogg Co. sr. unsec. unsub. notes 3.25%, 4/1/26		850,000	843,730

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.25%, 6/1/26		80,000	84,200

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 5.00%, 6/1/24		80,000	82,500

KFC Holding Co./Pizza Hut Holdings, LLC/Taco Bell of America, LLC 144A company guaranty sr. unsec. notes 4.75%, 6/1/27		60,000	61,350

Kraft Heinz Co. (The) company guaranty sr. unsec. FRN BBA LIBOR USD 3 Month + 0.82%, 2.23%, 8/10/22		730,000	734,597

Kraft Heinz Co. (The) company guaranty sr. unsec. notes Ser. 144A, 6.875%, 1/26/39		375,000	493,648

Kraft Heinz Co. (The) company guaranty sr. unsec. unsub. notes 6.50%, 2/9/40		350,000	443,871

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.875%, 11/1/26		832,000	869,440

Lamb Weston Holdings, Inc. 144A company guaranty sr. unsec. unsub. notes 4.625%, 11/1/24		25,000	25,750

Match Group, Inc. 144A sr. unsec. bonds 5.00%, 12/15/27		110,000	111,650

McDonald's Corp. sr. unsec. unsub. notes 6.30%, 10/15/37		300,000	398,079

McDonald's Corp. sr. unsec. unsub. notes 5.70%, 2/1/39		270,000	340,562

Molson Coors Brewing Co. company guaranty sr. unsec. unsub. notes 1.90%, 3/15/19		970,000	965,674

Netflix, Inc. 144A sr. unsec. bonds 4.875%, 4/15/28		90,000	88,200

Newell Brands, Inc. sr. unsec. unsub. notes 4.20%, 4/1/26		1,125,000	1,174,959

PepsiCo, Inc. sr. unsec. unsub. bonds 3.45%, 10/6/46		405,000	392,904

Pilgrim's Pride Corp. 144A company guaranty sr. unsec. notes 5.75%, 3/15/25		30,000	31,013

Revlon Consumer Products Corp. company guaranty sr. unsec. notes 6.25%, 8/1/24		200,000	122,000

Revlon Consumer Products Corp. company guaranty sr. unsec. sub. notes 5.75%, 2/15/21		17,000	12,835

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		70,000	63,175

Walgreens Boots Alliance, Inc. sr. unsec. bonds 3.45%, 6/1/26		55,000	54,387

Walgreens Boots Alliance, Inc. sr. unsec. unsub. notes 3.30%, 11/18/21		400,000	406,678

			21,327,870
Energy (2.4%)

Alta Mesa Holdings LP/Alta Mesa Finance Services Corp. company guaranty sr. unsec. notes 7.875%, 12/15/24		195,000	213,769

Anadarko Petroleum Corp. sr. unsec. unsub. bonds 6.95%, 6/15/19		185,000	196,416

Antero Resources Corp. company guaranty sr. unsec. notes 5.625%, 6/1/23		20,000	20,800

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.375%, 11/1/21		43,000	44,075

Antero Resources Corp. company guaranty sr. unsec. sub. notes 5.125%, 12/1/22		77,000	78,540

Apache Corp. sr. unsec. unsub. notes 5.10%, 9/1/40		45,000	48,682

Apache Corp. sr. unsec. unsub. notes 3.25%, 4/15/22		192,000	193,450

Ascent Resources Utica Holdings, LLC/ARU Finance Corp. 144A sr. unsec. notes 10.00%, 4/1/22		60,000	64,350

Baytex Energy Corp. 144A company guaranty sr. unsec. sub. notes 5.125%, 6/1/21 (Canada)		40,000	38,100

BP Capital Markets PLC company guaranty sr. unsec. bonds 3.119%, 5/4/26 (United Kingdom)		445,000	448,261

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 3.279%, 9/19/27 (United Kingdom)		715,000	723,788

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 2.315%, 2/13/20 (United Kingdom)		325,000	325,941

BP Capital Markets PLC company guaranty sr. unsec. unsub. notes 1.768%, 9/19/19 (United Kingdom)		370,000	367,900

Calfrac Holdings LP 144A company guaranty sr. unsec. unsub. notes 7.50%, 12/1/20		90,000	88,650

California Resources Corp. company guaranty sr. unsec. sub. notes 5.00%, 1/15/20		65,000	60,125

California Resources Corp. 144A company guaranty notes 8.00%, 12/15/22		55,000	45,375

Canadian Natural Resources, Ltd. sr. unsec. unsub. bonds 3.85%, 6/1/27 (Canada)		195,000	199,157

Cenovus Energy, Inc. sr. unsec. bonds 6.75%, 11/15/39 (Canada)		365,000	435,719

Cenovus Energy, Inc. sr. unsec. notes 4.25%, 4/15/27 (Canada)		370,000	369,109

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.875%, 3/31/25		230,000	249,263

Cheniere Corpus Christi Holdings, LLC company guaranty sr. notes 5.125%, 6/30/27		450,000	465,480

Chesapeake Energy Corp. company guaranty sr. unsec. notes 5.75%, 3/15/23		20,000	18,500

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22		63,000	67,961

Chesapeake Energy Corp. 144A company guaranty sr. unsec. bonds 8.00%, 6/15/27		40,000	38,400

Chesapeake Energy Corp. 144A company guaranty sr. unsec. notes 8.00%, 1/15/25		80,000	80,800

Chevron Corp. sr. unsec. unsub. notes 1.561%, 5/16/19		820,000	815,314

Concho Resources, Inc. company guaranty sr. unsec. notes 3.75%, 10/1/27		813,000	823,615

Continental Resources, Inc. company guaranty sr. unsec. bonds 4.90%, 6/1/44		145,000	138,475

Continental Resources, Inc. company guaranty sr. unsec. notes 3.80%, 6/1/24		50,000	49,438

Continental Resources, Inc. company guaranty sr. unsec. sub. notes 5.00%, 9/15/22		25,000	25,375

Continental Resources, Inc. company guaranty sr. unsec. unsub. notes 4.50%, 4/15/23		65,000	66,300

Covey Park Energy, LLC/Covey Park Finance Corp. 144A company guaranty sr. unsec. notes 7.50%, 5/15/25		155,000	161,541

CrownRock LP/CrownRock Finance, Inc. 144A sr. unsec. notes 5.625%, 10/15/25		105,000	105,525

Denbury Resources, Inc. company guaranty sr. unsec. sub. notes 6.375%, 8/15/21		60,000	45,300

Denbury Resources, Inc. 144A company guaranty notes 9.00%, 5/15/21		79,000	80,679

Devon Energy Corp. sr. unsec. unsub. notes 3.25%, 5/15/22		129,000	131,218

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 5.375%, 5/31/25		160,000	164,600

Diamondback Energy, Inc. company guaranty sr. unsec. unsub. notes 4.75%, 11/1/24		45,000	45,169

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. bonds 5.75%, 1/30/28		165,000	169,538

Endeavor Energy Resources LP/EER Finance, Inc. 144A sr. unsec. notes 5.50%, 1/30/26		55,000	55,963

Energy Transfer Partners LP jr. unsec. sub. FRB Ser. B, 6.625%, perpetual maturity		940,000	912,975

EP Energy, LLC/Everest Acquisition Finance, Inc. company guaranty sr. unsec. sub. notes 9.375%, 5/1/20		147,000	124,215

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty notes 8.00%, 2/15/25		65,000	47,450

EP Energy, LLC/Everest Acquisition Finance, Inc. 144A company guaranty sr. notes 8.00%, 11/29/24		30,000	30,975

EQT Corp. sr. unsec. unsub. notes 3.90%, 10/1/27		555,000	551,743

FTS International, Inc. 144A company guaranty sr. sub. FRN BBA LIBOR USD 3 Month + 7.50%, 9.088%, 6/15/20		25,000	25,500

Hess Corp. sr. unsec. unsub. notes 7.30%, 8/15/31		140,000	169,786

Hess Infrastructure Partners LP/Hess Infrastructure Partners Finance Corp. 144A sr. unsec. notes 5.625%, 2/15/26		115,000	118,738

Holly Energy Partners LP/Holly Energy Finance Corp. 144A company guaranty sr. unsec. notes 6.00%, 8/1/24		160,000	167,000

Jonah Energy, LLC/Jonah Energy Finance Corp. 144A company guaranty sr. unsec. notes 7.25%, 10/15/25		195,000	196,463

Lukoil International Finance BV 144A company guaranty sr. unsec. notes 4.563%, 4/24/23 (Russia)		200,000	207,750

Marathon Petroleum Corp. sr. unsec. unsub. notes 6.50%, 3/1/41		125,000	156,668

MEG Energy Corp. 144A company guaranty sr. unsec. notes 7.00%, 3/31/24 (Canada)		15,000	12,656

MEG Energy Corp. 144A company guaranty sr. unsec. notes 6.375%, 1/30/23 (Canada)		35,000	29,750

MEG Energy Corp. 144A notes 6.50%, 1/15/25 (Canada)		60,000	59,250

Motiva Enterprises, LLC 144A sr. unsec. notes 5.75%, 1/15/20		515,000	543,896

Murray Energy Corp. 144A notes 11.25%, 4/15/21		115,000	58,650

Newfield Exploration Co. sr. unsec. unsub. notes 5.75%, 1/30/22		80,000	85,600

Newfield Exploration Co. sr. unsec. unsub. notes 5.375%, 1/1/26		30,000	31,725

Noble Holding International, Ltd. company guaranty sr. unsec. unsub. notes 7.75%, 1/15/24		115,000	98,900

Oasis Petroleum, Inc. company guaranty sr. unsec. sub. notes 6.875%, 1/15/23		25,000	25,563

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		70,000	71,838

Occidental Petroleum Corp. sr. unsec. unsub. bonds 4.40%, 4/15/46		870,000	963,050

Pertamina Persero PT 144A sr. unsec. unsub. notes 4.30%, 5/20/23 (Indonesia)		200,000	209,002

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		465,000	511,965

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)		390,000	405,600

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)		381,000	455,295

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		2,046,000	2,173,875

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.125%, 1/17/22 (Brazil)		108,000	114,615

Petrobras Global Finance BV 144A company guaranty sr. unsec. bonds 5.999%, 1/27/28 (Brazil)		598,000	598,748

Petroleos de Venezuela SA 144A company guaranty sr. unsec. notes 6.00%, 11/15/26 (Venezuela)		270,000	59,130

Petroleos Mexicanos company guaranty sr. unsec. unsub. bonds 5.625%, 1/23/46 (Mexico)		270,000	249,885

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 6.375%, 1/23/45 (Mexico)		150,000	150,803

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 5.50%, 1/21/21 (Mexico)		900,000	959,375

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.875%, 1/18/24 (Mexico)		150,000	155,393

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes 4.50%, 1/23/26 (Mexico)		887,000	885,403

Philips 66 Partners LP sr. unsec. bonds 3.75%, 3/1/28		358,000	358,164

Precision Drilling Corp. company guaranty sr. unsec. notes 7.75%, 12/15/23 (Canada)		95,000	99,750

Precision Drilling Corp. company guaranty sr. unsec. notes 5.25%, 11/15/24 (Canada)		5,000	4,713

QEP Resources, Inc. sr. unsec. notes 5.625%, 3/1/26		90,000	91,238

Range Resources Corp. company guaranty sr. unsec. sub. notes 5.75%, 6/1/21		175,000	181,563

Regency Energy Partners LP/Regency Energy Finance Corp. company guaranty sr. unsec. unsub. notes 4.50%, 11/1/23		24,000	24,815

Rose Rock Midstream LP/Rose Rock Finance Corp. company guaranty sr. unsec. sub. notes 5.625%, 11/15/23		30,000	29,250

Sabine Pass Liquefaction, LLC sr. bonds 4.20%, 3/15/28		355,000	359,182

Sabine Pass Liquefaction, LLC sr. notes 5.75%, 5/15/24		120,000	133,378

Sabine Pass Liquefaction, LLC sr. notes 5.00%, 3/15/27		352,000	377,723

SemGroup Corp. 144A company guaranty sr. unsec. notes 6.375%, 3/15/25		75,000	73,875

SESI, LLC company guaranty sr. unsec. unsub. notes 7.125%, 12/15/21		45,000	46,125

SESI, LLC 144A company guaranty sr. unsec. notes 7.75%, 9/15/24		90,000	95,625

Seven Generations Energy, Ltd. 144A company guaranty sr. unsec. notes 5.375%, 9/30/25 (Canada)		75,000	75,469

Seven Generations Energy, Ltd. 144A sr. unsec. bonds 6.75%, 5/1/23 (Canada)		35,000	37,144

Seventy Seven Energy, Inc. escrow sr. unsec. notes 6.50%, 7/15/22(F)		15,000	2

Seventy Seven Operating, LLC escrow company guaranty sr. unsec. unsub. notes 6.625%, 11/15/19(F)		54,000	5

Shelf Drilling Holdings, Ltd. 144A company guaranty notes 9.50%, 11/2/20		85,000	86,594

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.875%, 5/10/26 (Netherlands)		980,000	980,008

Shell International Finance BV company guaranty sr. unsec. unsub. notes 2.125%, 5/11/20 (Netherlands)		140,000	139,716

SM Energy Co. sr. unsec. notes 6.50%, 11/15/21		78,000	78,975

SM Energy Co. sr. unsec. sub. notes 5.00%, 1/15/24		40,000	38,575

SM Energy Co. sr. unsec. unsub. notes 6.75%, 9/15/26		60,000	61,800

SM Energy Co. sr. unsec. unsub. notes 6.50%, 1/1/23		20,000	20,325

SM Energy Co. sr. unsec. unsub. notes 6.125%, 11/15/22		75,000	76,406

Spectra Energy Partners LP sr. unsec. notes 3.375%, 10/15/26		565,000	558,361

Statoil ASA company guaranty sr. unsec. notes 5.10%, 8/17/40 (Norway)		170,000	204,968

Statoil ASA company guaranty sr. unsec. unsub. notes 2.90%, 11/8/20 (Norway)		488,000	496,047

Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp. 144A company guaranty sr. unsec. bonds 5.50%, 1/15/28		85,000	86,037

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.375%, 2/1/27		65,000	66,706

Targa Resources Partners LP/Targa Resources Partners Finance Corp. company guaranty sr. unsec. notes 5.125%, 2/1/25		30,000	30,713

Targa Resources Partners LP/Targa Resources Partners Finance Corp. 144A company guaranty sr. unsec. unsub. bonds 5.00%, 1/15/28		560,000	558,601

Transcanada Trust company guaranty jr. unsec. sub. FRB 5.30%, 3/15/77 (Canada)		410,000	422,813

Valero Energy Partners LP sr. unsec. unsub. notes 4.375%, 12/15/26		126,000	131,695

Weatherford International, Ltd. company guaranty sr. unsec. sub. notes 9.875%, 2/15/24		100,000	106,250

Weatherford International, Ltd. company guaranty sr. unsec. unsub. notes 8.25%, 6/15/23		25,000	25,250

Whiting Petroleum Corp. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/19		20,000	20,510

Whiting Petroleum Corp. 144A sr. unsec. notes 6.625%, 1/15/26		65,000	66,300

Williams Cos., Inc. (The) sr. unsec. unsub. notes 8.75%, 3/15/32		40,000	52,800

Williams Cos., Inc. (The) sr. unsec. unsub. notes 7.75%, 6/15/31		4,000	4,930

Williams Partners LP sr. unsec. sub. notes 4.30%, 3/4/24		385,000	402,359

Williams Partners LP sr. unsec. sub. notes 3.60%, 3/15/22		330,000	337,561

Williams Partners LP/ACMP Finance Corp. sr. unsec. sub. notes 4.875%, 3/15/24		208,000	217,360

WPX Energy, Inc. sr. unsec. notes 8.25%, 8/1/23		30,000	34,050

WPX Energy, Inc. sr. unsec. notes 7.50%, 8/1/20		77,000	83,353

WPX Energy, Inc. sr. unsec. unsub. notes 6.00%, 1/15/22		112,000	117,040

			26,874,015
Financials (8.0%)

ABN AMRO Bank NV 144A sr. unsec. notes 2.45%, 6/4/20 (Netherlands)		605,000	605,087

AIG Global Funding 144A sr. notes 2.15%, 7/2/20		450,000	446,015

Air Lease Corp. sr. unsec. unsub. notes 3.625%, 4/1/27		1,145,000	1,144,093

Alliance Data Systems Corp. 144A company guaranty sr. unsec. notes 5.375%, 8/1/22		50,000	50,375

Alliant Holdings Intermediate, LLC 144A sr. unsec. notes 8.25%, 8/1/23		45,000	47,250

Ally Financial, Inc. company guaranty sr. unsec. notes 8.00%, 11/1/31		130,000	169,000

Ally Financial, Inc. company guaranty sr. unsec. unsub. notes 8.00%, 3/15/20		24,000	26,460

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		460,000	501,400

Ally Financial, Inc. unsec. sub. notes 8.00%, 12/31/18		30,000	31,425

American Express Co. jr. unsec. sub. FRN Ser. C, 4.90%, perpetual maturity		150,000	153,375

American Express Co. sr. unsec. bonds 8.125%, 5/20/19		515,000	555,781

American Express Co. sr. unsec. notes 7.00%, 3/19/18		396,000	400,241

American International Group, Inc. jr. unsec. sub. FRB 8.175%, 5/15/58		231,000	314,160

ANZ New Zealand Int'l, Ltd./London 144A company guaranty sr. unsec. notes 2.875%, 1/25/22 (United Kingdom)		1,400,000	1,400,713

Australia & New Zealand Banking Group, Ltd. sr. unsec. notes Ser. MTN, 2.125%, 8/19/20 (Australia)		755,000	748,527

Australia & New Zealand Banking Group, Ltd./United Kingdom 144A jr. unsec. sub. FRB 6.75%, perpetual maturity (United Kingdom)		200,000	227,500

AXA SA 144A jr. unsec. sub. FRN 6.463%, perpetual maturity (France)		310,000	316,200

AXA SA 144A jr. unsec. sub. FRN 6.379%, perpetual maturity (France)		255,000	297,233

Bank of America Corp. jr. unsec. sub. FRN Ser. AA, 6.10%, perpetual maturity		303,000	332,543

Bank of America Corp. jr. unsec. sub. FRN Ser. Z, 6.50%, perpetual maturity		25,000	28,406

Bank of America Corp. sr. unsec. unsub. bonds Ser. MTN, 3.248%, 10/21/27		2,355,000	2,336,912

Bank of America Corp. sr. unsec. unsub. notes 2.00%, 1/11/18		827,000	827,017

Bank of America Corp. sr. unsec. unsub. notes Ser. MTN, 2.151%, 11/9/20		290,000	288,672

Bank of America Corp. unsec. sub. FRN BBA LIBOR USD 3 Month + 0.76%, 2.348%, 9/15/26		100,000	94,557

Bank of America Corp. unsec. sub. notes 6.11%, 1/29/37		870,000	1,107,353

Bank of Montreal unsec. sub. FRN 3.803%, 12/15/32 (Canada)		85,000	84,034

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.70%, 3/7/22 (Canada)		280,000	279,540

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.35%, 10/21/20 (Canada)		780,000	778,235

Bank of Nova Scotia (The) sr. unsec. unsub. notes 2.05%, 10/30/18 (Canada)		509,000	509,507

Banque Federative du Credit Mutuel SA 144A sr. unsec. unsub. notes 2.20%, 7/20/20 (France)		860,000	852,755

Barclays Bank PLC 144A unsec. sub. notes 10.179%, 6/12/21 (United Kingdom)		224,000	272,501

Bear Stearns Cos., LLC (The) sr. unsec. unsub. notes 7.25%, 2/1/18		46,000	46,184

Berkshire Hathaway Finance Corp. company guaranty sr. unsec. notes 4.30%, 5/15/43		151,000	168,433

BGC Partners, Inc. sr. unsec. notes 5.125%, 5/27/21		235,000	246,936

BPCE SA 144A unsec. sub. notes 5.15%, 7/21/24 (France)		200,000	216,476

BPCE SA 144A unsec. sub. notes 4.50%, 3/15/25 (France)		895,000	935,454

Camden Property Trust sr. unsec. unsub. notes 4.875%, 6/15/23(R)		140,000	150,902

Cantor Fitzgerald LP 144A unsec. bonds 7.875%, 10/15/19		285,000	308,498

Cantor Fitzgerald LP 144A unsec. notes 6.50%, 6/17/22		405,000	448,962

Capital One Financial Corp. unsec. sub. notes 4.20%, 10/29/25		130,000	133,747

CBRE Services, Inc. company guaranty sr. unsec. notes 5.25%, 3/15/25		132,000	145,189

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 5.00%, 3/15/23		43,000	44,218

CBRE Services, Inc. company guaranty sr. unsec. unsub. notes 4.875%, 3/1/26		228,000	247,020

CIT Group, Inc. sr. unsec. notes 3.875%, 2/19/19		24,000	24,240

CIT Group, Inc. sr. unsec. sub. notes 5.00%, 8/1/23		72,000	76,770

CIT Group, Inc. sr. unsec. unsub. notes 5.00%, 8/15/22		170,000	180,200

CIT Group, Inc. 144A sr. unsec. notes 5.50%, 2/15/19		15,000	15,413

Citigroup, Inc. sr. unsec. FRB 3.668%, 7/24/28		405,000	410,124

Citigroup, Inc. sr. unsec. notes 2.65%, 10/26/20		885,000	887,962

Citigroup, Inc. sr. unsec. unsub. FRB 3.887%, 1/10/28		2,690,000	2,784,370

Citigroup, Inc. unsec. sub. bonds 4.75%, 5/18/46		275,000	303,146

Citigroup, Inc. unsec. sub. bonds 4.45%, 9/29/27		385,000	407,600

Citigroup, Inc. unsec. sub. notes 5.50%, 9/13/25		340,000	383,025

Citizens Bank NA/Providence RI sr. unsec. notes 2.25%, 3/2/20		990,000	985,285

CNO Financial Group, Inc. sr. unsec. unsub. notes 5.25%, 5/30/25		205,000	216,275

Commerzbank AG 144A unsec. sub. notes 8.125%, 9/19/23 (Germany)		625,000	747,396

Commonwealth Bank of Australia 144A sr. unsec. notes 3.15%, 9/19/27 (Australia)		1,010,000	995,785

Commonwealth Bank of Australia 144A sr. unsec. notes 2.25%, 3/10/20 (Australia)		1,135,000	1,131,505

Commonwealth Bank of Australia 144A unsec. notes 2.20%, 11/9/20 (Australia)		1,110,000	1,100,088

Credit Acceptance Corp. company guaranty sr. unsec. notes 7.375%, 3/15/23		30,000	31,425

Credit Acceptance Corp. company guaranty sr. unsec. notes 6.125%, 2/15/21		162,000	163,620

Credit Agricole SA 144A unsec. sub. notes 4.375%, 3/17/25 (France)		200,000	208,965

Credit Suisse Group AG 144A jr. unsec. sub. FRN 6.25%, perpetual maturity (Switzerland)		225,000	243,844

Credit Suisse Group AG 144A sr. unsec. bonds 4.282%, 1/9/28 (Switzerland)		870,000	907,062

Danske Bank A/S 144A sr. unsec. notes 2.70%, 3/2/22 (Denmark)		1,275,000	1,276,320

Duke Realty LP company guaranty sr. unsec. unsub. notes 4.375%, 6/15/22(R)		207,000	219,363

ESH Hospitality, Inc. 144A company guaranty sr. unsec. notes 5.25%, 5/1/25(R)		90,000	90,900

Fairfax US, Inc. 144A company guaranty sr. unsec. notes 4.875%, 8/13/24		190,000	197,987

Fifth Third Bancorp jr. unsec. sub. FRB 5.10%, perpetual maturity		93,000	94,395

Five Corners Funding Trust 144A sr. unsec. bonds 4.419%, 11/15/23		345,000	369,584

Freedom Mortgage Corp. 144A sr. unsec. notes 8.125%, 11/15/24		120,000	122,250

GE Capital International Funding Co. Unlimited Co. company guaranty sr. unsec. notes 2.342%, 11/15/20 (Ireland)		1,080,000	1,075,783

goeasy, Ltd. 144A company guaranty sr. unsec. notes 7.875%, 11/1/22 (Canada)		75,000	78,281

Goldman Sachs Group, Inc. (The) sr. unsec. notes 7.50%, 2/15/19		1,105,000	1,168,155

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 3.85%, 1/26/27		2,035,000	2,089,247

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.60%, 12/27/20		1,870,000	1,869,795

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes 2.55%, 10/23/19		615,000	616,157

Goldman Sachs Group, Inc. (The) sr. unsec. unsub. notes Ser. GLOB, 2.375%, 1/22/18		319,000	319,065

Hartford Financial Services Group, Inc. (The) sr. unsec. unsub. notes 5.125%, 4/15/22		160,000	174,496

HCP, Inc. sr. unsec. notes 4.25%, 11/15/23(R)		335,000	351,609

Healthcare Realty Trust, Inc. sr. unsec. unsub. notes 3.875%, 5/1/25(R)		225,000	227,973

Hospitality Properties Trust sr. unsec. unsub. notes 4.50%, 3/15/25(R)		35,000	36,328

HSBC Bank USA NA/New York NY unsec. sub. notes Ser. BKNT, 5.625%, 8/15/35 (United Kingdom)		250,000	315,094

HSBC Capital Funding LP 144A company guaranty jr. unsec. sub. FRB 10.176%, perpetual maturity (Jersey)		125,000	201,563

HSBC Finance Corp. unsec. sub. notes 6.676%, 1/15/21		302,000	335,765

HSBC USA, Inc. sr. unsec. unsub. notes 3.50%, 6/23/24		155,000	159,161

Hub Holdings, LLC/Hub Holdings Finance, Inc. 144A sr. unsec. sub. notes 8.125%, 7/15/19(PIK)		10,000	10,013

HUB International, Ltd. 144A sr. unsec. notes 7.875%, 10/1/21		77,000	80,176

Huntington National Bank (The) sr. unsec. notes 2.375%, 3/10/20		540,000	539,177

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.75%, 2/1/24		65,000	66,788

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.25%, 2/1/22		65,000	66,463

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 6.00%, 8/1/20		30,000	30,853

Icahn Enterprises LP/Icahn Enterprises Finance Corp. company guaranty sr. unsec. notes 5.875%, 2/1/22		57,000	57,713

ING Bank NV 144A unsec. sub. notes 5.80%, 9/25/23 (Netherlands)		1,365,000	1,530,999

Intelsat Connect Finance SA 144A company guaranty sr. unsec. sub. notes 12.50%, 4/1/22 (Luxembourg)		4,000	3,500

International Lease Finance Corp. sr. unsec. unsub. notes 5.875%, 8/15/22		44,000	48,675

iStar, Inc. sr. unsec. notes 6.00%, 4/1/22(R)		40,000	41,400

iStar, Inc. sr. unsec. unsub. notes 5.25%, 9/15/22(R)		45,000	45,281

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Q, 5.15%, perpetual maturity		80,000	82,704

JPMorgan Chase & Co. jr. unsec. sub. FRB Ser. Z, 5.30%, perpetual maturity		376,000	389,950

JPMorgan Chase & Co. sr. unsec. unsub. FRB 3.964%, 11/15/48		2,565,000	2,648,431

JPMorgan Chase & Co. unsec. sub. bonds 3.625%, 12/1/27		2,650,000	2,678,555

KeyCorp sr. unsec. unsub. notes Ser. MTN, 2.30%, 12/13/18		618,000	618,559

KKR Group Finance Co. III, LLC 144A company guaranty sr. unsec. unsub. bonds 5.125%, 6/1/44		250,000	277,126

KKR Group Finance Co., LLC 144A company guaranty sr. unsec. unsub. notes 6.375%, 9/29/20		525,000	577,097

Liberty Mutual Group, Inc. 144A company guaranty jr. unsec. sub. bonds 7.80%, 3/15/37		227,000	288,971

Liberty Mutual Insurance Co. 144A unsec. sub. notes 7.697%, 10/15/97		135,000	197,858

Lloyds Banking Group PLC unsec. sub. bonds 5.30%, 12/1/45 (United Kingdom)		292,000	343,386

Lloyds Banking Group PLC unsec. sub. notes 4.50%, 11/4/24 (United Kingdom)		425,000	445,947

Lloyds Banking Group PLC 144A jr. unsec. sub. FRN 6.657%, perpetual maturity (United Kingdom)		110,000	128,700

LPL Holdings, Inc. 144A company guaranty sr. unsec. notes 5.75%, 9/15/25		145,000	147,538

Macquarie Bank, Ltd. 144A sr. unsec. notes 2.85%, 7/29/20 (Australia)		410,000	412,620

Macquarie Group Ltd. 144A sr. unsec. notes 7.625%, 8/13/19 (Australia)		830,000	895,480

Manufacturers & Traders Trust Co. sr. unsec. notes Ser. BKNT, 2.05%, 8/17/20		795,000	789,163

MetLife Capital Trust IV 144A jr. unsec. sub. notes 7.875%, 12/15/37		385,000	513,013

MetLife, Inc. sr. unsec. unsub. notes 4.75%, 2/8/21		210,000	224,837

Metropolitan Life Global Funding I 144A notes 1.55%, 9/13/19		260,000	257,042

Metropolitan Life Global Funding I 144A sr. notes 1.75%, 9/19/19		442,500	439,318

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. company guaranty sr. unsec. notes 5.625%, 5/1/24(R)		40,000	42,600

MGM Growth Properties Operating Partnership LP/MGP Finance Co-Issuer, Inc. 144A sr. unsec. bonds 4.50%, 1/15/28(R)		40,000	39,200

Mid-America Apartments LP sr. unsec. notes 4.30%, 10/15/23(R)		370,000	390,091

Mitsubishi UFJ Financial Group, Inc. sr. unsec. unsub. notes 3.85%, 3/1/26 (Japan)		425,000	440,085

Morgan Stanley sr. unsec. unsub. notes 4.375%, 1/22/47		715,000	783,770

Morgan Stanley sr. unsec. unsub. notes 3.625%, 1/20/27		2,470,000	2,527,933

Morgan Stanley sr. unsec. unsub. notes 2.65%, 1/27/20		725,000	728,274

National Australia Bank, Ltd. 144A sr. unsec. FRN BBA LIBOR USD 3 Month + 0.69%, 2.226%, 12/9/19 (Australia)		1,200,000	1,212,077

National Australia Bank, Ltd., NY sr. unsec. notes 2.80%, 1/10/22 (Australia)		430,000	432,011

National Australia Bank, Ltd., NY sr. unsec. notes Ser. MTN, 2.125%, 5/22/20 (Australia)		865,000	858,643

Nationstar Mortgage, LLC/Nationstar Capital Corp. company guaranty sr. unsec. unsub. notes 6.50%, 7/1/21		125,000	126,719

Neuberger Berman Group, LLC/Neuberger Berman Finance Corp. 144A sr. unsec. notes 4.875%, 4/15/45		290,000	295,324

Nordea Bank AB 144A sr. unsec. unsub. notes 2.25%, 5/27/21 (Sweden)		650,000	643,652

OneAmerica Financial Partners, Inc. 144A sr. unsec. notes 7.00%, 10/15/33		1,129,000	1,446,622

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. sub. notes 6.75%, 12/15/19		55,000	56,826

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21		45,000	46,688

Peachtree Corners Funding Trust 144A company guaranty sr. unsec. unsub. bonds 3.976%, 2/15/25		745,000	767,088

PNC Bank NA sr. unsec. notes Ser. BKNT, 2.00%, 5/19/20		480,000	476,094

Protective Life Global Funding 144A notes 2.262%, 4/8/20		445,000	443,131

Provident Funding Associates LP/PFG Finance Corp. 144A sr. unsec. notes 6.375%, 6/15/25		125,000	131,250

Prudential Financial, Inc. jr. unsec. sub. FRN 8.875%, 6/15/38		320,000	328,800

Prudential Financial, Inc. jr. unsec. sub. FRN 5.625%, 6/15/43		141,000	153,690

Prudential Financial, Inc. jr. unsec. sub. FRN 5.20%, 3/15/44		157,000	167,401

Realty Income Corp. sr. unsec. notes 4.65%, 8/1/23(R)		120,000	129,385

Regions Financial Corp. sr. unsec. unsub. notes 2.75%, 8/14/22		630,000	625,786

Royal Bank of Canada sr. unsec. notes Ser. GMTN, 2.125%, 3/2/20 (Canada)		1,145,000	1,141,562

Royal Bank of Canada sr. unsec. unsub. notes Ser. GMTN, 2.20%, 7/27/18 (Canada)		525,000	525,769

Royal Bank of Canada unsec. sub. notes Ser. GMTN, 4.65%, 1/27/26 (Canada)		440,000	474,155

Royal Bank of Scotland Group PLC jr. unsec. sub. FRB 7.50%, perpetual maturity (United Kingdom)		205,000	216,788

Royal Bank of Scotland Group PLC unsec. sub. notes 4.70%, 7/3/18 (United Kingdom)		505,000	510,122

Santander Issuances SAU company guaranty unsec. sub. notes 5.179%, 11/19/25 (Spain)		400,000	430,717

Santander UK Group Holdings PLC 144A unsec. sub. notes 4.75%, 9/15/25 (United Kingdom)		430,000	450,853

Santander UK PLC 144A unsec. sub. notes 5.00%, 11/7/23 (United Kingdom)		525,000	561,366

Select Income REIT sr. unsec. unsub. notes 3.60%, 2/1/20(R)		50,000	50,310

Select Income REIT sr. unsec. unsub. notes 2.85%, 2/1/18(R)		50,000	50,000

Skandinaviska Enskilda Banken AB sr. unsec. notes 2.30%, 3/11/20 (Sweden)		3,865,000	3,856,462

Springleaf Finance Corp. company guaranty sr. unsec. unsub. notes 8.25%, 12/15/20		205,000	225,500

Springleaf Finance Corp. sr. unsec. unsub. notes 5.25%, 12/15/19		40,000	41,150

Starwood Property Trust, Inc. 144A sr. unsec. notes 4.75%, 3/15/25(R)		110,000	108,900

Svenska Handelsbanken AB company guaranty sr. unsec. notes 1.95%, 9/8/20 (Sweden)		900,000	890,147

Swiss Re Treasury US Corp. 144A company guaranty sr. unsec. notes 4.25%, 12/6/42		435,000	452,327

TMX Finance, LLC/TitleMax Finance Corp. 144A company guaranty sr. notes 8.50%, 9/15/18		17,000	15,555

Toronto-Dominion Bank (The) unsec. sub. FRB 3.625%, 9/15/31 (Canada)		819,000	816,888

UBS AG/London 144A sr. unsec. notes 2.20%, 6/8/20 (United Kingdom)		530,000	526,845

UBS Group AG jr. unsec. sub. FRN 6.875%, perpetual maturity (Switzerland)		589,000	649,373

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 4.125%, 4/15/26 (Switzerland)		433,000	453,539

UBS Group Funding Jersey, Ltd. 144A company guaranty sr. unsec. notes 3.00%, 4/15/21 (Switzerland)		1,760,000	1,771,400

USIS Merger Sub, Inc. 144A sr. unsec. notes 6.875%, 5/1/25		105,000	106,050

VEREIT Operating Partnership LP company guaranty sr. unsec. notes 4.60%, 2/6/24(R)		240,000	250,965

VEREIT Operating Partnership LP company guaranty sr. unsec. unsub. bonds 4.875%, 6/1/26(R)		140,000	147,875

VICI Properties 1, LLC/VICI FC, Inc. company guaranty notes 8.00%, 10/15/23		9,551	10,671

VTB Bank OJSC Via VTB Capital SA 144A sr. unsec. notes 6.875%, 5/29/18 (Russia)		1,887,000	1,915,418

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		938,000	1,015,385

Wells Fargo & Co. jr. unsec. sub. FRB Ser. U, 5.875%, perpetual maturity		285,000	314,925

Wells Fargo & Co. sr. unsec. notes Ser. GMTN, 2.60%, 7/22/20		1,130,000	1,136,958

Westpac Banking Corp. sr. unsec. unsub. notes 4.875%, 11/19/19 (Australia)		80,000	83,701

Westpac Banking Corp. sr. unsec. unsub. notes 2.15%, 3/6/20 (Australia)		2,135,000	2,125,491

Westpac Banking Corp. sr. unsec. unsub. notes 2.00%, 8/19/21 (Australia)		790,000	775,528

WP Carey, Inc. sr. unsec. unsub. notes 4.60%, 4/1/24(R)		170,000	177,768

			92,363,193
Health care (1.8%)

AbbVie, Inc. sr. unsec. notes 3.60%, 5/14/25		105,000	107,948

AbbVie, Inc. sr. unsec. notes 2.90%, 11/6/22		525,000	526,609

AbbVie, Inc. sr. unsec. notes 2.50%, 5/14/20		590,000	591,818

Air Medical Merger Sub Corp. 144A sr. unsec. notes 6.375%, 5/15/23		165,000	157,988

Allergan Funding SCS company guaranty sr. unsec. notes 4.75%, 3/15/45 (Luxembourg)		154,000	163,942

Allergan Funding SCS company guaranty sr. unsec. notes 3.45%, 3/15/22 (Luxembourg)		228,000	231,661

Allergan Funding SCS company guaranty sr. unsec. notes 2.35%, 3/12/18 (Luxembourg)		385,000	385,305

Allergan Funding SCS company guaranty sr. unsec. unsub. notes 3.80%, 3/15/25 (Luxembourg)		525,000	534,475

AMAG Pharmaceuticals, Inc. 144A company guaranty sr. unsec. notes 7.875%, 9/1/23		65,000	63,294

Amgen, Inc. sr. unsec. bonds 4.663%, 6/15/51		495,000	553,660

Amgen, Inc. sr. unsec. notes 3.45%, 10/1/20		500,000	513,402

Amgen, Inc. sr. unsec. unsub. notes 2.60%, 8/19/26		710,000	679,846

ASP AMC Merger Sub, Inc. 144A sr. unsec. notes 8.00%, 5/15/25		145,000	139,200

AstraZeneca PLC sr. unsec. unsub. notes 6.45%, 9/15/37 (United Kingdom)		99,000	133,798

Becton Dickinson and Co. sr. unsec. unsub. bonds 4.669%, 6/6/47		1,026,000	1,110,858

Becton Dickinson and Co. sr. unsec. unsub. bonds 3.70%, 6/6/27		881,000	887,792

Biogen, Inc. sr. unsec. sub. notes 3.625%, 9/15/22		705,000	730,627

BioScrip, Inc. company guaranty sr. unsec. notes 8.875%, 2/15/21		55,000	49,775

Centene Corp. sr. unsec. unsub. notes 6.125%, 2/15/24		90,000	95,175

Centene Corp. sr. unsec. unsub. notes 4.75%, 1/15/25		30,000	30,525

Centene Corp. sr. unsec. unsub. notes 4.75%, 5/15/22		65,000	67,438

CHS/Community Health Systems, Inc. company guaranty sr. notes 6.25%, 3/31/23		110,000	99,000

CHS/Community Health Systems, Inc. company guaranty sr. unsec. notes 6.875%, 2/1/22		255,000	146,625

CHS/Community Health Systems, Inc. company guaranty sr. unsec. unsub. notes 7.125%, 7/15/20		85,000	63,538

Cigna Corp. sr. unsec. unsub. notes 4.50%, 3/15/21		350,000	367,870

Concordia International Corp. 144A company guaranty sr. unsec. notes 7.00%, 4/15/23 (Canada) (In default)(NON)		60,000	5,250

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)		240,000	187,200

Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 5.375%, 1/15/23		40,000	31,200

Halyard Health, Inc. company guaranty sr. unsec. unsub. notes 6.25%, 10/15/22		5,000	5,175

HCA, Inc. company guaranty sr. bonds 5.25%, 6/15/26		200,000	212,000

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20		160,000	170,400

HCA, Inc. company guaranty sr. sub. bonds 5.50%, 6/15/47		455,000	453,863

HCA, Inc. company guaranty sr. sub. notes 5.00%, 3/15/24		170,000	176,800

HCA, Inc. company guaranty sr. sub. notes 3.75%, 3/15/19		90,000	90,900

HCA, Inc. company guaranty sr. unsec. unsub. notes 7.50%, 2/15/22		14,000	15,715

Jaguar Holding Co. II/Pharmaceutical Product Development, LLC 144A company guaranty sr. unsec. notes 6.375%, 8/1/23		60,000	60,600

Johnson & Johnson sr. unsec. notes 5.15%, 7/15/18		329,000	335,108

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sub. notes 12.50%, 11/1/21		55,000	61,738

Mallinckrodt International Finance SA/Mallinckrodt CB, LLC 144A company guaranty sr. unsec. unsub. notes 5.50%, 4/15/25 (Luxembourg)		40,000	32,700

Merck & Co., Inc. sr. unsec. unsub. notes 3.70%, 2/10/45		685,000	715,099

Merck & Co., Inc. sr. unsec. unsub. notes 1.30%, 5/18/18		453,000	452,173

Molina Healthcare, Inc. company guaranty sr. unsec. notes 5.375%, 11/15/22		50,000	52,125

Molina Healthcare, Inc. 144A company guaranty sr. unsec. notes 4.875%, 6/15/25		20,000	19,950

Novartis Capital Corp. company guaranty sr. unsec. unsub. bonds 4.00%, 11/20/45		1,130,000	1,227,505

Omega Healthcare Investors, Inc. company guaranty sr. unsec. notes 4.50%, 4/1/27(R)		680,000	662,151

Omega Healthcare Investors, Inc. company guaranty sr. unsec. unsub. notes 4.95%, 4/1/24(R)		180,000	188,044

Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA 144A sr. unsec. notes 6.625%, 5/15/22		73,000	73,365

Pfizer, Inc. sr. unsec. unsub. notes 3.00%, 12/15/26		530,000	533,194

Pfizer, Inc. sr. unsec. unsub. notes 1.70%, 12/15/19		905,000	899,309

Roche Holdings, Inc. 144A company guaranty sr. unsec. bonds 4.00%, 11/28/44 (Switzerland)		955,000	1,024,292

Service Corp. International sr. unsec. notes 4.625%, 12/15/27		200,000	202,924

Service Corp. International sr. unsec. notes 5.375%, 1/15/22		54,000	55,283

Service Corp. International sr. unsec. unsub. notes 5.375%, 5/15/24		284,000	299,265

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 3.20%, 9/23/26 (Ireland)		643,000	628,457

Shire Acquisitions Investments Ireland DAC company guaranty sr. unsec. unsub. notes 2.875%, 9/23/23 (Ireland)		538,000	528,894

Sterigenics-Nordion Holdings, LLC 144A sr. unsec. notes 6.50%, 5/15/23		40,000	41,700

Tenet Healthcare Corp. company guaranty sr. sub. notes 6.00%, 10/1/20		60,000	63,438

Tenet Healthcare Corp. sr. unsec. notes 8.125%, 4/1/22		65,000	66,138

UnitedHealth Group, Inc. sr. unsec. notes 6.00%, 2/15/18		235,000	236,159

UnitedHealth Group, Inc. sr. unsec. unsub. notes 4.625%, 11/15/41		345,000	392,809

UnitedHealth Group, Inc. sr. unsec. unsub. notes 3.95%, 10/15/42		540,000	563,989

UnitedHealth Group, Inc. sr. unsec. unsub. notes 2.75%, 2/15/23		535,000	535,464

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. notes 5.50%, 11/1/25		30,000	30,525

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 9.00%, 12/15/25		85,000	88,587

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 6.125%, 4/15/25		130,000	118,950

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.875%, 5/15/23		118,000	109,445

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.625%, 12/1/21		4,000	3,910

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.50%, 3/1/23		25,000	22,875

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsec. notes 5.375%, 3/15/20		35,000	35,044

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 7.00%, 3/15/24		115,000	123,050

Valeant Pharmaceuticals International, Inc. 144A company guaranty sr. unsub. notes 6.50%, 3/15/22		40,000	42,000

WellCare Health Plans, Inc. sr. unsec. notes 5.25%, 4/1/25		55,000	58,025

			20,364,956
Technology (1.6%)

Apple, Inc. sr. unsec. bonds 4.25%, 2/9/47		1,420,000	1,577,946

Apple, Inc. sr. unsec. notes 3.45%, 5/6/24		275,000	285,138

Apple, Inc. sr. unsec. notes 2.10%, 5/6/19		1,970,000	1,974,628

Apple, Inc. sr. unsec. unsub. notes 4.375%, 5/13/45		350,000	394,299

Apple, Inc. sr. unsec. unsub. notes 3.85%, 5/4/43		453,000	471,650

Apple, Inc. sr. unsec. unsub. notes 2.00%, 5/6/20		553,000	550,532

Avaya, Inc. 144A escrow notes 7.00%, 4/1/19		97,000	—

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. bonds 3.50%, 1/15/28		1,225,000	1,167,804

Broadcom Corp./Broadcom Cayman Finance, Ltd. 144A company guaranty sr. unsec. unsub. notes 3.875%, 1/15/27		667,000	656,359

Cisco Systems, Inc. sr. unsec. unsub. notes 2.50%, 9/20/26		520,000	502,999

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A company guaranty sr. unsec. notes 7.125%, 6/15/24		305,000	333,934

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. bonds 8.35%, 7/15/46		144,000	185,550

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. notes 5.45%, 6/15/23		774,000	836,415

Diamond 1 Finance Corp./Diamond 2 Finance Corp. 144A sr. unsec. notes 5.875%, 6/15/21		20,000	20,750

Fidelity National Information Services, Inc. sr. unsec. unsub. notes 5.00%, 10/15/25		76,000	83,989

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23		105,000	111,038

First Data Corp. 144A notes 5.75%, 1/15/24		160,000	165,600

First Data Corp. 144A sr. notes 5.375%, 8/15/23		60,000	62,454

IBM Corp. sr. unsec. unsub. notes 1.875%, 8/1/22		675,000	655,102

Inception Merger Sub, Inc./Rackspace Hosting, Inc. 144A sr. unsec. notes 8.625%, 11/15/24		245,000	261,538

Infor Software Parent, LLC/Infor Software Parent, Inc. 144A company guaranty sr. unsec. notes 7.125%, 5/1/21(PIK)		220,000	224,950

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		150,000	155,250

Infor US, Inc. 144A company guaranty sr. notes 5.75%, 8/15/20		22,000	22,605

Iron Mountain, Inc. 144A company guaranty sr. unsec. notes 4.875%, 9/15/27(R)		220,000	220,550

Jabil Circuit, Inc. sr. unsec. sub. notes 8.25%, 3/15/18		50,000	50,673

Micron Technology, Inc. 144A sr. unsec. unsub. notes 5.25%, 1/15/24		65,000	67,519

Microsoft Corp. sr. unsec. unsub. bonds 3.30%, 2/6/27		1,050,000	1,083,076

Microsoft Corp. sr. unsec. unsub. bonds 2.40%, 8/8/26		750,000	723,274

Microsoft Corp. sr. unsec. unsub. notes 4.20%, 6/1/19		475,000	489,320

Microsoft Corp. sr. unsec. unsub. notes 1.55%, 8/8/21		1,385,000	1,348,537

Oracle Corp. sr. unsec. unsub. notes 5.375%, 7/15/40		310,000	391,941

Oracle Corp. sr. unsec. unsub. notes 3.25%, 11/15/27		442,000	448,683

Oracle Corp. sr. unsec. unsub. notes 2.65%, 7/15/26		548,000	534,271

Oracle Corp. sr. unsec. unsub. notes 2.50%, 10/15/22		200,000	199,805

Oracle Corp. sr. unsec. unsub. notes 2.25%, 10/8/19		1,580,000	1,587,143

Plantronics, Inc. 144A company guaranty sr. unsec. notes 5.50%, 5/31/23		70,000	72,713

Solera, LLC / Solera Finance, Inc. 144A sr. unsec. notes 10.50%, 3/1/24		55,000	61,874

Tempo Acquisition, LLC/Tempo Acquisition Finance Corp. 144A sr. unsec. notes 6.75%, 6/1/25		140,000	141,400

TTM Technologies, Inc. 144A company guaranty sr. unsec. notes 5.625%, 10/1/25		125,000	128,125

VMware, Inc. sr. unsec. notes 3.90%, 8/21/27		215,000	217,039

			18,466,473
Transportation (0.1%)

Burlington Northern Santa Fe, LLC sr. unsec. notes 5.40%, 6/1/41		65,000	81,242

Burlington Northern Santa Fe, LLC sr. unsec. unsub. notes 5.75%, 5/1/40		300,000	390,629

CSX Corp. sr. unsec. unsub. notes 4.10%, 3/15/44		370,000	385,447

Delta Air Lines, Inc. sr. notes Ser. A, 7.75%, 12/17/19		51,460	55,638

FedEx Corp. company guaranty sr. unsec. unsub. notes 2.625%, 8/1/22		75,000	74,915

Penske Truck Leasing Co. LP/PTL Finance Corp. 144A sr. unsec. bonds 3.40%, 11/15/26		210,000	207,349

United AirLines, Inc. Pass-Through Trust pass-through certificates Ser. 07-1, Class A, 6.636%, 7/2/22		69,113	74,947

United Airlines, Inc. Pass-Through Trust pass-through certificates Ser. 14-2, Class A, 3.75%, 9/3/26		230,177	235,994

Watco Cos., LLC/Watco Finance Corp. 144A company guaranty sr. unsec. notes 6.375%, 4/1/23		163,000	168,705

			1,674,866
Utilities and power (1.2%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25		440,000	462,000

AES Corp./Virginia (The) sr. unsec. notes 4.875%, 5/15/23		20,000	20,425

AES Corp./Virginia (The) sr. unsec. unsub. bonds 5.125%, 9/1/27		45,000	47,250

AES Corp./Virginia (The) sr. unsec. unsub. notes 7.375%, 7/1/21		100,000	112,000

American Transmission Systems, Inc. 144A sr. unsec. unsub. bonds 5.00%, 9/1/44		55,000	63,930

Appalachian Power Co. sr. unsec. unsub. notes 4.60%, 3/30/21		245,000	259,519

Arizona Public Services Co. sr. unsec. notes 4.50%, 4/1/42		60,000	67,526

Calpine Corp. sr. unsec. sub. notes 5.75%, 1/15/25		70,000	66,150

Calpine Corp. 144A company guaranty sr. notes 5.25%, 6/1/26		60,000	58,801

Calpine Corp. 144A company guaranty sr. sub. notes 5.875%, 1/15/24		10,000	10,275

Colorado Interstate Gas Co., LLC company guaranty sr. unsec. notes 6.85%, 6/15/37		25,000	28,066

Commonwealth Edison Co. 1st mtge. bonds 5.90%, 3/15/36		208,000	272,649

Consolidated Edison Co. of New York, Inc. sr. unsec. notes 7.125%, 12/1/18		402,000	419,091

Consolidated Edison Co. of New York, Inc. sr. unsec. unsub. notes 4.20%, 3/15/42		205,000	222,589

Consolidated Edison, Inc. sr. unsec. unsub. notes Ser. A, 2.00%, 3/15/20		465,000	460,701

Duke Energy Corp. sr. unsec. notes 3.15%, 8/15/27		775,000	769,397

Dynegy, Inc. company guaranty sr. unsec. notes 7.375%, 11/1/22		50,000	52,750

Dynegy, Inc. company guaranty sr. unsec. unsub. notes 7.625%, 11/1/24		20,000	21,450

Dynegy, Inc. 144A company guaranty sr. unsec. notes 8.125%, 1/30/26		60,000	65,550

EDP Finance BV 144A sr. unsec. unsub. notes 5.25%, 1/14/21 (Netherlands)		200,000	214,224

El Paso Natural Gas Co., LLC company guaranty sr. unsec. unsub. notes 8.375%, 6/15/32		50,000	65,619

Electricite de France (EDF) 144A sr. unsec. notes 6.50%, 1/26/19 (France)		245,000	256,255

Emera US Finance LP company guaranty sr. unsec. notes 3.55%, 6/15/26		235,000	235,673

Enbridge, Inc. sr. unsec. unsub. bonds 4.25%, 12/1/26 (Canada)		640,000	669,205

Energy Transfer Equity LP sr. sub. notes 5.875%, 1/15/24		915,000	963,038

Energy Transfer Equity LP sr. sub. notes 5.50%, 6/1/27		45,000	45,900

Energy Transfer Partners LP sr. unsec. unsub. bonds 6.125%, 12/15/45		120,000	130,310

Energy Transfer Partners LP sr. unsec. unsub. notes 6.50%, 2/1/42		140,000	158,113

Energy Transfer Partners LP sr. unsec. unsub. notes 5.20%, 2/1/22		120,000	127,915

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. B, 3.90%, 7/15/27		276,000	282,802

FirstEnergy Corp. sr. unsec. unsub. bonds Ser. C, 4.85%, 7/15/47		459,000	512,239

FirstEnergy Corp. sr. unsec. unsub. notes 4.25%, 3/15/23		196,000	204,714

GenOn Energy, Inc. sr. unsec. sub. notes 9.875%, 10/15/20 (In default)(NON)		42,000	33,180

IPALCO Enterprises, Inc. 144A sr. notes 3.70%, 9/1/24		205,000	204,814

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 5.40%, 9/1/44		115,000	121,585

Kinder Morgan Energy Partners LP company guaranty sr. unsec. notes 3.50%, 3/1/21		505,000	514,668

Kinder Morgan Energy Partners LP company guaranty sr. unsec. unsub. notes 3.45%, 2/15/23		210,000	211,067

Kinder Morgan, Inc. company guaranty sr. unsec. unsub. notes 3.15%, 1/15/23		1,080,000	1,073,422

Kinder Morgan, Inc./DE company guaranty sr. unsec. notes Ser. GMTN, 7.75%, 1/15/32		17,000	21,953

MidAmerican Funding, LLC sr. bonds 6.927%, 3/1/29		430,000	579,792

Nevada Power Co. mtge. notes 7.125%, 3/15/19		310,000	327,585

NextEra Energy Capital Holdings, Inc. company guaranty jr. unsec. sub. FRB 4.80%, 12/1/77		315,000	315,788

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		75,000	81,656

NRG Energy, Inc. company guaranty sr. unsec. notes 6.625%, 1/15/27		115,000	121,613

NRG Energy, Inc. 144A company guaranty sr. unsec. bonds 5.75%, 1/15/28		40,000	40,350

NSTAR Electric Co. sr. unsec. unsub. notes 2.375%, 10/15/22 (Canada)		350,000	345,675

Oncor Electric Delivery Co., LLC sr. notes 5.30%, 6/1/42		110,000	138,377

Oncor Electric Delivery Co., LLC sr. notes 4.10%, 6/1/22		135,000	142,195

Oncor Electric Delivery Co., LLC sr. notes 3.75%, 4/1/45		560,000	577,664

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 4.20%, 6/15/22		465,000	491,827

PPL Capital Funding, Inc. company guaranty sr. unsec. unsub. notes 3.40%, 6/1/23		15,000	15,303

Public Service Electric & Gas Co. sr. notes Ser. MTN, 5.50%, 3/1/40		215,000	277,359

Puget Sound Energy, Inc. jr. unsec. sub. FRN Ser. A, BBA LIBOR USD 3 Month + 2.53%, 4.011%, 6/1/67		467,000	458,244

Southern Star Central Corp. 144A sr. unsec. notes 5.125%, 7/15/22		30,000	31,125

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. escrow company guaranty sr. notes 11.50%, 10/1/20		54,000	405

			13,471,773

Total corporate bonds and notes (cost $274,165,704)			$282,391,714

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (20.4%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (6.7%)

Government National Mortgage Association Pass-Through Certificates
4.70%, with due dates from 5/20/67 to 8/20/67		$203,529	$226,555
4.622%, 6/20/67		102,280	113,147
4.494%, 3/20/67		103,036	113,082
4.00%, with due dates from 3/15/46 to 3/20/46		912,598	964,142
3.50%, with due dates from 7/20/47 to 11/20/47		62,240,563	64,436,050
3.50%, TBA, 1/1/48		10,000,000	10,342,188

			76,195,164
U.S. Government Agency Mortgage Obligations (13.7%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
4.00%, with due dates from 9/1/45 to 11/1/45		19,387,056	20,301,239

Federal National Mortgage Association Pass-Through Certificates
7.00%, 3/1/18		636	637
6.00%, TBA, 1/1/48		10,000,000	11,160,156
4.50%, TBA, 2/1/48		1,000,000	1,062,656
4.50%, TBA, 1/1/48		1,000,000	1,063,906
4.00%, 8/1/47		7,950,076	8,321,183
4.00%, TBA, 2/1/48		1,000,000	1,044,531
4.00%, TBA, 1/1/48		1,000,000	1,045,938
3.50%, with due dates from 9/1/45 to 6/1/56		49,957,514	51,348,134
3.50%, TBA, 2/1/48		1,000,000	1,025,469
3.50%, TBA, 1/1/48		1,000,000	1,027,109
3.00%, with due dates from 4/1/46 to 3/1/47		9,403,071	9,423,662
3.00%, 12/1/31		20,907,250	21,306,612
3.00%, TBA, 1/1/48		20,000,000	20,004,688
3.00%, TBA, 1/1/33		8,000,000	8,149,375
2.50%, TBA, 1/1/48		1,000,000	965,781

			157,251,076

Total U.S. government and agency mortgage obligations (cost $234,026,221)			$233,446,240

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)		$495,000	$558,360

Argentina (Republic of) sr. unsec. unsub. bonds 6.625%, 7/6/28 (Argentina)		210,000	225,225

Argentina (Republic of) sr. unsec. unsub. notes 6.875%, 1/26/27 (Argentina)		307,000	335,398

Argentina (Republic of) 144A sr. unsec. notes 7.125%, 8/1/27 (Argentina)		185,000	196,369

Brazil (Federal Republic of) unsec. notes 10.00%, 1/1/21 (Brazil) (units)	BRL	4,564	1,483,506

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$300,000	332,946

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 10.875%, 1/26/21 (Argentina)		685,000	779,188

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		337,000	394,360

Colombia (Republic of) sr. unsec. notes 3.875%, 4/25/27 (Colombia)		705,000	717,909

Cordoba (Province of) 144A sr. unsec. unsub. notes 7.125%, 6/10/21 (Argentina)		150,000	161,994

Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)		320,000	358,198

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		200,000	217,000

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)		200,000	245,500

Indonesia (Republic of) 144A sr. unsec. unsub. notes 4.35%, 1/8/27 (Indonesia)		825,000	873,162

Indonesia (Republic of) 144A sr. unsec. unsub. notes 3.375%, 4/15/23 (Indonesia)		200,000	202,000

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)		2,000,000	2,232,500

Sri Lanka (Republic of) 144A sr. unsec. unsub. bonds 6.85%, 11/3/25 (Sri Lanka)		200,000	220,163

Total foreign government and agency bonds and notes (cost $10,082,156)			$9,533,778

MORTGAGE-BACKED SECURITIES (4.2%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (0.5%)

Bellemeade Re, Ltd. 144A FRB Ser. 17-1, Class M1, 1 Month US LIBOR + 1.70%, 3.252%, 10/25/27 (Bermuda)		$548,017	$549,387

Federal Home Loan Mortgage Corporation
IFB Ser. 3408, Class EK (-4.024 x 1 Month US LIBOR) + 25.79%, 19.85%, 4/15/37		85,115	126,064
IFB Ser. 3249, Class PS (-3.3 x 1 Month US LIBOR) + 22.28%, 17.401%, 12/15/36		113,282	153,407
IFB Ser. 3065, Class DC (-3 x 1 Month US LIBOR) + 19.86%, 15.429%, 3/15/35		174,865	240,281
IFB Ser. 2990, Class LB (-2.556 x 1 Month US LIBOR) + 16.95%, 13.171%, 6/15/34		112,879	130,826
IFB Ser. 3829, Class AS, IO (-1 x 1 Month US LIBOR) + 6.95%, 5.473%, 3/15/41		1,415,354	243,639
Structured Agency Credit Risk Debt FRN Ser. 15-DNA2, Class M2, 1 Month US LIBOR + 2.60%, 4.152%, 12/25/27		642,159	655,805
Structured Agency Credit Risk Debt FRN Ser. 15-HQ1, Class M2, 1 Month US LIBOR + 2.20%, 3.752%, 3/25/25		120,380	121,008
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M1, 1 Month US LIBOR + 1.20%, 2.752%, 11/25/28		36,108	36,145
Structured Agency Credit Risk Debt FRN Ser. 16-DNA3, Class M1, 1 Month US LIBOR + 1.10%, 2.652%, 12/25/28		61,246	61,337
Ser. 3391, PO, zero %, 4/15/37		7,439	6,302
Ser. 3300, PO, zero %, 2/15/37		40,167	34,668
Ser. 3206, Class EO, PO, zero %, 8/15/36		4,626	4,077
Ser. 3326, Class WF, zero %, 10/15/35(WAC)		3,560	2,627

Federal National Mortgage Association
IFB Ser. 06-62, Class PS (-6 x 1 Month US LIBOR) + 39.90%, 30.587%, 7/25/36		27,802	48,551
IFB Ser. 06-8, Class HP (-3.667 x 1 Month US LIBOR) + 24.57%, 18.876%, 3/25/36		103,803	156,264
IFB Ser. 05-75, Class GS (-3 x 1 Month US LIBOR) + 20.25%, 15.594%, 8/25/35		43,852	55,223
IFB Ser. 05-106, Class JC (-3.101 x 1 Month US LIBOR) + 20.12%, 15.311%, 12/25/35		47,288	67,205
IFB Ser. 05-83, Class QP (-2.6 x 1 Month US LIBOR) + 17.39%, 13.358%, 11/25/34		21,110	24,988
Connecticut Avenue Securities FRB Ser. 16-C05, Class 2M1, 1 Month US LIBOR + 1.35%, 2.902%, 1/25/29		135,200	135,937
Ser. 07-64, Class LO, PO, zero %, 7/25/37		18,628	17,081
Ser. 07-14, Class KO, PO, zero %, 3/25/37		21,550	17,893
Ser. 06-125, Class OX, PO, zero %, 1/25/37		2,107	1,761
Ser. 06-84, Class OT, PO, zero %, 9/25/36		2,862	2,378

Government National Mortgage Association
Ser. 17-162, Class QI, IO, 5.00%, 10/20/47		1,807,382	386,328
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40		322,705	69,382
IFB Ser. 13-99, Class AS, IO (-1 x 1 Month US LIBOR) + 6.05%, 4.549%, 6/20/43		1,320,364	264,468
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40		69,473	13,526
Ser. 14-116, Class IL, IO, 4.00%, 8/20/44		3,405,218	508,290
Ser. 16-123, Class LI, IO, 3.50%, 3/20/44		2,910,846	394,899
Ser. 13-14, IO, 3.50%, 12/20/42		882,150	121,843
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41		1,368,177	143,549
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39		1,573,425	129,493
Ser. 15-124, Class DI, IO, 3.50%, 1/20/38		1,211,619	139,942
Ser. 16-H16, Class EI, IO, 2.236%, 6/20/66(WAC)		3,432,328	425,952
Ser. 15-H25, Class BI, IO, 2.09%, 10/20/65(WAC)		3,162,751	323,866
Ser. 15-H26, Class EI, IO, 1.718%, 10/20/65(WAC)		1,855,796	177,971
Ser. 06-36, Class OD, PO, zero %, 7/16/36		2,455	2,056

			5,994,419
Commercial mortgage-backed securities (2.3%)

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 04-4, Class XC, IO, 0.051%, 7/10/42(WAC)		106,106	28
FRB Ser. 07-5, Class XW, IO, 0.047%, 2/10/51(WAC)		2,946,518	1

Banc of America Merrill Lynch Commercial Mortgage, Inc. 144A
FRB Ser. 04-5, Class XC, IO, 0.43%, 11/10/41(WAC)		250,042	1,788
FRB Ser. 05-1, Class XW, IO, zero %, 11/10/42(WAC)		1,123,005	1

Bear Stearns Commercial Mortgage Securities Trust FRB Ser. 04-PR3I, Class X1, IO, zero %, 2/11/41(WAC)		60,725	6

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.279%, 3/11/39(WAC)		163,948	128,161
FRB Ser. 06-PW11, Class C, 5.279%, 3/11/39 (In default)(NON)(WAC)		191,000	77,584
FRB Ser. 06-PW14, Class X1, IO, 0.335%, 12/11/38(WAC)		379,663	5,505

CFCRE Commercial Mortgage Trust 144A FRB Ser. 11-C2, Class E, 5.754%, 12/15/47(WAC)		411,000	403,300

Citigroup Commercial Mortgage Trust Ser. 14-GC21, Class AS, 4.026%, 5/10/47		178,000	184,493

Citigroup Commercial Mortgage Trust 144A FRB Ser. 06-C5, Class XC, IO, 0.484%, 10/15/49(WAC)		6,669,652	67

COBALT CMBS Commercial Mortgage Trust FRB Ser. 07-C3, Class AJ, 5.839%, 5/15/46(WAC)		248,773	253,638

COMM Mortgage Pass-Through Certificates FRB Ser. 14-CR14, Class XA, IO, 0.80%, 2/10/47(WAC)		14,965,422	404,216

COMM Mortgage Trust
FRB Ser. 14-CR18, Class C, 4.735%, 7/15/47(WAC)		246,000	250,020
Ser. 13-CR11, Class AM, 4.715%, 8/10/50(WAC)		233,000	251,747
FRB Ser. 14-UBS6, Class C, 4.465%, 12/10/47(WAC)		1,290,000	1,291,560
Ser. 13-CR13, Class AM, 4.449%, 11/12/46(WAC)		275,000	293,491
FRB Ser. 12-CR1, Class XA, IO, 1.878%, 5/15/45(WAC)		3,475,786	232,104
FRB Ser. 13-LC13, Class XA, IO, 1.306%, 8/10/46(WAC)		12,656,244	477,647
FRB Ser. 14-UBS4, Class XA, IO, 1.22%, 8/10/47(WAC)		6,282,719	331,599
FRB Ser. 14-CR18, Class XA, IO, 1.22%, 7/15/47(WAC)		3,185,106	153,140
FRB Ser. 14-CR17, Class XA, IO, 1.128%, 5/10/47(WAC)		4,866,405	223,042
FRB Ser. 14-UBS6, Class XA, IO, 1.019%, 12/10/47(WAC)		4,863,617	229,383

COMM Mortgage Trust 144A
FRB Ser. 10-C1, Class D, 6.125%, 7/10/46(WAC)		476,000	496,825
FRB Ser. 13-CR9, Class D, 4.254%, 7/10/45(WAC)		337,000	283,749
Ser. 13-LC13, Class E, 3.719%, 8/10/46(WAC)		274,000	185,948
FRB Ser. 06-C8, Class XS, IO, 0.655%, 12/10/46(WAC)		3,455,134	161

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.051%, 5/15/38(WAC)		147,196	16

CSAIL Commercial Mortgage Trust FRB Ser. 15-C1, Class C, 4.298%, 4/15/50(WAC)		314,000	319,159

CSMC Trust FRB Ser. 16-NXSR, Class C, 4.364%, 12/15/49(WAC)		851,000	858,446

DBUBS Mortgage Trust 144A FRB Ser. 11-LC3A, Class D, 5.34%, 8/10/44(WAC)		1,719,000	1,793,742

GE Capital Commercial Mortgage Corp. 144A FRB Ser. 05-C3, Class XC, IO, 0.074%, 7/10/45(WAC)		1,788,414	11

GMAC Commercial Mortgage Securities, Inc. Trust 144A FRB Ser. 05-C1, Class X1, IO, 0.982%, 5/10/43(WAC)		78,111	5

GS Mortgage Securities Trust FRB Ser. 14-GC22, Class C, 4.646%, 6/10/47(WAC)		477,000	491,463

GS Mortgage Securities Trust 144A
FRB Ser. 10-C1, Class D, 6.051%, 8/10/43(WAC)		277,000	285,108
FRB Ser. 12-GC6, Class D, 5.652%, 1/10/45(WAC)		503,000	480,179
FRB Ser. 12-GC6, Class E, 5.00%, 1/10/45(WAC)		478,000	389,630
FRB Ser. 13-GC12, Class D, 4.442%, 6/10/46(WAC)		486,000	431,782

GS Mortgagge Securities Trust FRB Ser. 13-GC10, Class XA, IO, 1.557%, 2/10/46(WAC)		6,946,306	435,533

JP Morgan Chase Commercial Mortgage Securities Trust 144A FRB Ser. 12-C8, Class C, 4.606%, 10/15/45(WAC)		217,000	222,296

JPMBB Commercial Mortgage Securities Trust
FRB Ser. 13-C14, Class C, 4.569%, 8/15/46(WAC)		554,000	563,230
FRB Ser. 14-C19, Class XA, IO, 1.139%, 4/15/47(WAC)		7,119,991	193,892
FRB Ser. 14-C25, Class XA, IO, 0.968%, 11/15/47(WAC)		4,174,285	190,982

JPMorgan Chase Commercial Mortgage Securities Trust
FRB Ser. 06-LDP7, Class B, 5.946%, 4/17/45(WAC)		251,000	21,335
FRB Ser. 05-LDP5, Class F, 5.699%, 12/15/44(WAC)		345,192	342,567
FRB Ser. 13-LC11, Class XA, IO, 1.34%, 4/15/46(WAC)		3,502,494	189,240
FRB Ser. 06-LDP8, Class X, IO, 0.308%, 5/15/45(WAC)		420,732	7

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class E, 5.136%, 5/15/45(WAC)		553,000	494,508
FRB Ser. 12-LC9, Class D, 4.372%, 12/15/47(WAC)		119,000	122,014
FRB Ser. 12-LC9, Class E, 4.372%, 12/15/47(WAC)		387,000	366,255
FRB Ser. 05-CB12, Class X1, IO, 0.376%, 9/12/37(WAC)		659,456	1,295
FRB Ser. 06-LDP6, Class X1, IO, zero %, 4/15/43(WAC)		193,374	2

LB Commercial Mortgage Trust 144A Ser. 99-C1, Class G, 6.41%, 6/15/31		11,755	11,822

LB-UBS Commercial Mortgage Trust 144A
FRB Ser. 05-C7, Class XCL, IO, 0.353%, 11/15/40(WAC)		786,636	4,002
FRB Ser. 05-C2, Class XCL, IO, 0.195%, 4/15/40(WAC)		289,614	19

LSTAR Commercial Mortgage Trust 144A FRB Ser. 15-3, Class B, 3.113%, 4/20/48(WAC)		508,000	484,099

Merrill Lynch Mortgage Trust 144A
FRB Ser. 04-KEY2, Class XC, IO, 0.673%, 8/12/39(WAC)		326,379	1,419
FRB Ser. 05-MCP1, Class XC, IO, 0.003%, 6/12/43(WAC)		276,386	—

Mezz Cap Commercial Mortgage Trust 144A
FRB Ser. 05-C3, Class X, IO, 6.755%, 5/15/44(WAC)		10,283	468
FRB Ser. 06-C4, Class X, IO, 6.377%, 7/15/45(WAC)		69,200	5,190
FRB Ser. 07-C5, Class X, IO, 5.865%, 12/15/49(WAC)		313,113	15,186

Morgan Stanley Bank of America Merrill Lynch Trust
Ser. 12-C6, Class AS, 3.476%, 11/15/45		552,000	561,893
FRB Ser. 14-C17, Class XA, IO, 1.232%, 8/15/47(WAC)		4,566,158	212,737

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)		225,000	22,500
Ser. 07-HQ11, Class AJ, 5.508%, 2/12/44(WAC)		147,557	146,997

Morgan Stanley Capital I Trust 144A
FRB Ser. 08-T29, Class B, 6.313%, 1/11/43(WAC)		422,000	424,110
FRB Ser. 11-C3, Class D, 5.155%, 7/15/49(WAC)		211,000	217,881

TIAA Real Estate CDO, Ltd. 144A Ser. 03-1A, Class E, 8.00%, 12/28/38		352,965	19,641

UBS-Barclays Commercial Mortgage Trust 144A
FRB Ser. 12-C2, Class D, 4.894%, 5/10/63(WAC)		319,000	320,605
FRB Ser. 12-C4, Class XA, IO, 1.656%, 12/10/45(WAC)		1,832,014	114,968
FRB Ser. 12-C2, Class XA, IO, 1.343%, 5/10/63(WAC)		13,289,975	647,914

Wachovia Bank Commercial Mortgage Trust FRB Ser. 05-C21, Class D, 5.291%, 10/15/44(WAC)		371,000	369,301

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 06-C26, Class XC, IO, 0.051%, 6/15/45(WAC)		599,339	120
FRB Ser. 05-C18, Class XC, IO, zero %, 4/15/42(WAC)		236,652	24

Wells Fargo Commercial Mortgage Trust
FRB Ser. 13-LC12, Class AS, 4.291%, 7/15/46(WAC)		218,000	230,151
FRB Ser. 13-LC12, Class C, 4.291%, 7/15/46(WAC)		409,000	394,098
Ser. 12-LC5, Class AS, 3.539%, 10/15/45		369,000	378,082
FRB Ser. 14-LC16, Class XA, IO, 1.365%, 8/15/50(WAC)		3,735,055	193,849
FRB Ser. 16-LC25, Class XA, IO, 1.086%, 12/15/59(WAC)		3,444,796	217,091

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.291%, 7/15/46(WAC)		507,000	425,976

WF-RBS Commercial Mortgage Trust
Ser. 14-C19, Class C, 4.646%, 3/15/47(WAC)		163,000	170,182
Ser. 13-C18, Class AS, 4.387%, 12/15/46(WAC)		629,000	666,639
Ser. 13-UBS1, Class AS, 4.306%, 3/15/46(WAC)		195,000	204,924
Ser. 12-C8, Class AS, 3.66%, 8/15/45		229,000	237,505
Ser. 13-C12, Class AS, 3.56%, 3/15/48		275,000	280,946
Ser. 13-C11, Class AS, 3.311%, 3/15/45		117,000	118,133

WF-RBS Commercial Mortgage Trust 144A
FRB Ser. 11-C5, Class C, 5.672%, 11/15/44(WAC)		241,000	258,962
FRB Ser. 11-C5, Class E, 5.672%, 11/15/44(WAC)		911,000	920,617
FRB Ser. 11-C2, Class D, 5.653%, 2/15/44(WAC)		755,000	755,461
FRB Ser. 11-C3, Class D, 5.64%, 3/15/44(WAC)		682,000	667,106
Ser. 11-C4, Class E, 5.247%, 6/15/44(WAC)		482,000	432,260
FRB Ser. 12-C9, Class D, 4.793%, 11/15/45(WAC)		291,000	282,823
FRB Ser. 13-C15, Class D, 4.481%, 8/15/46(WAC)		153,000	132,173
FRB Ser. 12-C10, Class XA, IO, 1.581%, 12/15/45(WAC)		2,324,064	144,162
FRB Ser. 13-C12, Class XA, IO, 1.307%, 3/15/48(WAC)		739,995	38,245
FRB Ser. 12-C9, Class XB, IO, 0.697%, 11/15/45(WAC)		6,676,000	204,286

			25,286,468
Residential mortgage-backed securities (non-agency) (1.4%)

BankUnited Trust FRB Ser. 05-1, Class 1A1, 1 Month US LIBOR + 0.30%, 1.852%, 9/25/45		205,670	195,325

Citigroup Mortgage Loan Trust, Inc. FRB Ser. 05-2, Class 1A2A, 3.533%, 5/25/35(WAC)		657,013	673,438

Countrywide Alternative Loan Trust
FRB Ser. 06-OA10, Class 1A1, 1 Month US LIBOR + 0.96%, 2.023%, 8/25/46		233,511	202,534
FRB Ser. 06-OA7, Class 1A2, 1 Month US LIBOR + 0.94%, 2.003%, 6/25/46		709,019	623,051
FRB Ser. 05-59, Class 1A1, 1 Month US LIBOR + 0.33%, 1.831%, 11/20/35		585,214	561,058
FRB Ser. 05-27, Class 1A1, 1.823%, 8/25/35(WAC)		156,895	133,965
FRB Ser. 06-OA10, Class 4A1, 1 Month US LIBOR + 0.19%, 1.742%, 8/25/46		838,770	688,127

Federal Home Loan Mortgage Corporation
Structured Agency Credit Risk Debt FRN Ser. 16-HQA2, Class M3, 1 Month US LIBOR + 5.15%, 6.702%, 11/25/28		280,000	328,279
Structured Agency Credit Risk Debt FRN Ser. 14-HQ3, Class M3, 1 Month US LIBOR + 4.75%, 6.302%, 10/25/24		740,000	818,492
Structured Agency Credit Risk Debt FRN Ser. 13-DN2, Class M2, 1 Month US LIBOR + 4.25%, 5.802%, 11/25/23		560,000	621,602

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C03, Class 2M2, 1 Month US LIBOR + 5.90%, 7.452%, 10/25/28		931,750	1,078,240
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 1 Month US LIBOR + 5.70%, 7.252%, 4/25/28		1,240,561	1,422,790
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 1 Month US LIBOR + 5.55%, 7.102%, 4/25/28		1,789,367	2,007,519
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 1 Month US LIBOR + 5.00%, 6.552%, 7/25/25		284,879	312,834
Connecticut Avenue Securities FRB Ser. 15-C01, Class 1M2, 1 Month US LIBOR + 4.30%, 5.852%, 2/25/25		145,516	158,532
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 1 Month US LIBOR + 4.25%, 5.802%, 4/25/29		50,000	56,570
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 1 Month US LIBOR + 4.00%, 5.552%, 5/25/25		286,278	310,250
Connecticut Avenue Securities FRB Ser. 14-C02, Class 1M2, 1 Month US LIBOR + 2.60%, 4.152%, 5/25/24		820,000	869,763

Long Beach Mortgage Loan Trust FRB Ser. 04-1, Class A2, 1 Month US LIBOR + 0.80%, 2.352%, 2/25/34		455,593	441,936

Merrill Lynch Mortgage Investors Trust FRB Ser. 05-A2, Class A2, 3.041%, 2/25/35(WAC)		228,025	230,305

Morgan Stanley ABS Capital I, Inc. Trust FRB Ser. 04-HE6, Class M1, 1 Month US LIBOR + 0.83%, 2.377%, 8/25/34		370,155	368,304

Morgan Stanley Resecuritization Trust 144A Ser. 15-R4, Class CB1, 0.598%, 8/26/47		100,000	83,000

Park Place Securities, Inc. Asset-Backed Pass-Through Certificates FRB Ser. 04-WCW2, Class M3, 1 Month US LIBOR + 1.05%, 2.602%, 10/25/34		290,000	286,874

Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, 1 Month US LIBOR + 0.85%, 2.402%, 5/25/47		682,147	619,049
FRB Ser. 07-AR1, Class 2A1, 1 Month US LIBOR + 0.18%, 1.732%, 1/25/37		246,035	232,924

Vericrest Opportunity Loan Transferee LXIII, LLC 144A Ser. 17-NP10, Class A1, 3.00%, 10/25/47		500,000	499,219

WaMu Mortgage Pass-Through Certificates Trust
FRB Ser. 05-AR10, Class 1A3, 3.296%, 9/25/35(WAC)		485,388	486,818
FRB Ser. 05-AR12, Class 1A8, 3.213%, 10/25/35(WAC)		789,946	789,946
FRB Ser. 04-AR3, Class A2, 3.176%, 6/25/34(WAC)		432,644	440,371
FRB Ser. 05-AR9, Class A1C3, 1 Month US LIBOR + 0.96%, 2.512%, 7/25/45		369,004	363,912
FRB Ser. 05-AR11, Class A1B3, 1 Month US LIBOR + 0.40%, 1.952%, 8/25/45		427,078	406,707

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 05-AR4, Class 1A3, 3.326%, 4/25/35(WAC)		191,514	194,155

			16,505,889

Total mortgage-backed securities (cost $47,804,516)			$47,786,776

ASSET-BACKED SECURITIES (0.3%)(a)
		Principal amount	Value

Loan Depot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, 1 Month US LIBOR + 0.80%, 2.352%, 11/25/50		$1,099,000	$1,099,000

Station Place Securitization Trust 144A
FRB Ser. 17-1, Class A, 1 Month US LIBOR + 0.90%, 2.452%, 2/25/49		623,667	623,667
FRB Ser. 17-6, Class A, 1 Month US LIBOR + 0.70%, 1.994%, 11/24/18		1,898,000	1,898,000

Total asset-backed securities (cost $3,620,667)			$3,620,667

SENIOR LOANS (0.1%)(a)(c)
		Principal amount	Value

Avaya, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 6.227%, 11/9/24		$195,000	$191,669

Brand Industrial Services, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 4.25%, 5.615%, 6/21/24		184,075	184,612

California Resources Corp. bank term loan FRN BBA LIBOR USD 3 Month + 4.75%, 6.241%, 11/17/22		120,000	120,300

CPG International, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.75%, 5.593%, 5/5/24		43,134	43,323

Forterra Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.569%, 10/25/23		69,735	65,053

FTS International, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.75%, 6.319%, 4/16/21		185,000	180,491

Gates Global, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.693%, 3/31/24		48,800	49,021

Getty Images, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.75%, 10/18/19		52,548	47,556

KCA Deutag US Finance, LLC bank term loan FRN BBA LIBOR USD 3 Month + 5.25%, 7.196%, 5/16/20		79,910	77,912

Navistar, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.90%, 11/6/24		255,000	255,956

Neiman Marcus Group, Ltd., Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.642%, 10/25/20		81,401	66,261

PetSmart, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.57%, 3/10/22		39,796	31,837

Revlon Consumer Products Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 5.069%, 9/7/23		143,437	106,860

Total senior loans (cost $1,461,726)			$1,420,851

PURCHASED OPTIONS OUTSTANDING (—%)(a)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Barclays Bank PLC

USD/MXN (Call)	May-18/MXN 21.50	$10,187,700	$10,187,700	$168,576

JPMorgan Chase Bank N.A.

USD/JPY (Put)	Jan-18/JPY 107.00	16,926,100	16,926,100	17

Total purchased options outstanding (cost $167,906)				$168,593

CONVERTIBLE PREFERRED STOCKS (—%)(a)
	Shares	Value

EPR Properties Ser. C, $1.438 cv. pfd.(R)	3,415	$91,938

Nine Point Energy 6.75% cv. pfd.	11	11,386

Total convertible preferred stocks (cost $73,389)		$103,324

CONVERTIBLE BONDS AND NOTES (—%)(a)
	Principal amount	Value

Jazz US Holdings, Inc. cv. company guaranty sr. unsec. notes 8.00%, 12/31/18	$25,000	$85,859

Total convertible bonds and notes (cost $24,177)		$85,859

PREFERRED STOCKS (—%)(a)
	Shares	Value

GMAC Capital Trust I Ser. 2, $1.80 cum. ARP	2,035	$52,808

Total preferred stocks (cost $50,875)		$52,808

INVESTMENT COMPANIES (—%)(a)
	Shares	Value

Altaba, Inc.	400	$27,940

Total investment companies (cost $19,782)		$27,940

WARRANTS (—%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Halcon Resources Corp.	9/9/20	$14.04	722	$513

Total warrants (cost $—)				$513

SHORT-TERM INVESTMENTS (13.9%)(a)
		Principal amount/shares	Value

Italy (Republic of) Treasury bills with an effective yield of 6.002%, 3/28/18 (Italy)	EUR	6,086,000	$7,310,519

Italy (Republic of) Treasury bills with an effective yield of 5.866%, 3/29/18 (Italty)	EUR	6,086,000	7,311,947

Portugal (Republic of) Treasury bills with effective yields ranging from 2.756% to 3.903%%, 5/18/18 (Portugal)	EUR	10,679,000	12,831,129

Putnam Cash Collateral Pool, LLC 1.55%(AFF)	Shares	$11,844,648	11,844,648

Putnam Short Term Investment Fund 1.45%(AFF)	Shares	92,946,524	92,946,524

Spain (Kingdom of) Treasury bills with an effective yield of 7.482%, 3/9/18 (Spain)	EUR	12,172,000	14,618,324

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.21%(P)	Shares	230,000	230,000

U.S. Treasury Bills 1.081%, 2/15/18(SEGSF)(SEGCCS)		$431,001	430,267

U.S. Treasury Bills 1.121%, 2/8/18(SEGCCS)		31,000	30,957

U.S. Treasury Bills 1.137%, 1/18/18(SEG)(SEGSF)(SEGCCS)		901,001	900,405

U.S. Treasury Bills 1.141%, 1/11/18(SEGSF)(SEGCCS)		214,000	213,911

U.S. Treasury Bills 1.193%, 1/4/18(SEG)(SEGSF)(SEGCCS)		8,525,001	8,523,266

U.S. Treasury Bills 1.282%, 3/8/18(SEGSF)(SEGCCS)		128,000	127,677

U.S. Treasury Bills 1.317%, 3/1/18(SEGCCS)		30,000	29,933

U.S. Treasury Bills 1.318%, 3/15/18(SEG)(SEGSF)(SEGCCS)		1,388,001	1,384,127

Total short-term investments (cost $158,034,625)			$158,733,634

TOTAL INVESTMENTS

Total investments (cost $1,115,112,974)			$1,211,920,608

FORWARD CURRENCY CONTRACTS at 12/31/17 (aggregate face value $132,682,765) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	1/17/18	$862,252	$862,778	$(526)
	Australian Dollar	Sell	1/17/18	862,252	845,071	(17,181)
	Euro	Sell	3/21/18	15,526,580	15,270,340	(256,240)
	Hong Kong Dollar	Buy	2/22/18	265,880	266,612	(732)
	Norwegian Krone	Buy	3/21/18	712,241	710,321	1,920
	Russian Ruble	Sell	3/21/18	864,513	845,162	(19,351)
	Swedish Krona	Buy	3/21/18	1,276,535	1,249,138	27,397
Barclays Bank PLC
	Australian Dollar	Buy	1/17/18	1,192,454	1,211,288	(18,834)
	British Pound	Sell	3/21/18	1,740,322	1,742,163	1,841
	Canadian Dollar	Buy	1/17/18	874,945	856,405	18,540
	Euro	Sell	3/21/18	7,667,641	7,543,471	(124,170)
	Japanese Yen	Buy	2/22/18	841,811	852,409	(10,598)
	Japanese Yen	Sell	2/22/18	847,081	838,092	(8,989)
	Norwegian Krone	Sell	3/21/18	860,355	850,426	(9,929)
	Swedish Krona	Sell	3/21/18	835,150	820,740	(14,410)
	Swiss Franc	Buy	3/21/18	820,042	809,725	10,317
Citibank, N.A.
	Australian Dollar	Buy	1/17/18	856,401	837,798	18,603
	Australian Dollar	Sell	1/17/18	856,401	847,247	(9,154)
	Brazilian Real	Buy	1/3/18	1,583,914	1,648,439	(64,525)
	Brazilian Real	Sell	1/3/18	1,583,914	1,621,609	37,695
	Brazilian Real	Buy	4/3/18	390,513	414,058	(23,545)
	British Pound	Sell	3/21/18	705,496	706,236	740
	Danish Krone	Sell	3/21/18	357,411	355,987	(1,424)
	Japanese Yen	Sell	2/22/18	2,773,973	2,744,634	(29,339)
	New Zealand Dollar	Sell	1/17/18	837,051	794,917	(42,134)
	Norwegian Krone	Buy	3/21/18	1,319,442	1,310,311	9,131
Credit Suisse International
	Australian Dollar	Buy	1/17/18	2,618,280	2,582,771	35,509
	Australian Dollar	Sell	1/17/18	2,618,279	2,575,807	(42,472)
	Euro	Buy	3/21/18	684,555	678,634	5,921
	Japanese Yen	Sell	2/22/18	771,299	752,727	(18,572)
	New Zealand Dollar	Buy	1/17/18	876,307	865,944	10,363
	New Zealand Dollar	Sell	1/17/18	876,307	873,322	(2,985)
	Norwegian Krone	Sell	3/21/18	860,953	852,536	(8,417)
	Swedish Krona	Buy	3/21/18	57,063	51,687	5,376
Goldman Sachs International
	Australian Dollar	Buy	1/17/18	1,755,793	1,706,910	48,883
	Australian Dollar	Sell	1/17/18	1,747,366	1,710,379	(36,987)
	Brazilian Real	Buy	1/3/18	1,242,652	1,273,558	(30,906)
	Brazilian Real	Sell	1/3/18	1,242,652	1,245,544	2,892
	Brazilian Real	Sell	4/3/18	424,425	409,540	(14,885)
	British Pound	Sell	3/21/18	2,192,966	2,194,814	1,848
	Canadian Dollar	Buy	1/17/18	12,573	20,008	(7,435)
	Euro	Sell	3/21/18	18,133,767	17,877,488	(256,279)
	Japanese Yen	Sell	2/22/18	56,926	46,786	(10,140)
	New Zealand Dollar	Sell	1/17/18	674,644	623,440	(51,204)
	Norwegian Krone	Buy	3/21/18	1,195,665	1,196,587	(922)
	South African Rand	Buy	1/17/18	1,850,734	1,656,855	193,879
	South African Rand	Sell	1/17/18	1,850,734	1,610,356	(240,378)
	Swedish Krona	Sell	3/21/18	1,074,116	1,055,292	(18,824)
HSBC Bank USA, National Association
	Australian Dollar	Buy	1/17/18	880,822	859,292	21,530
	Australian Dollar	Sell	1/17/18	880,822	876,615	(4,207)
	Canadian Dollar	Buy	1/17/18	863,645	857,846	5,799
	Canadian Dollar	Sell	1/17/18	863,645	846,782	(16,863)
	Euro	Sell	3/21/18	3,063,199	3,035,623	(27,576)
	Japanese Yen	Sell	2/22/18	797,338	788,958	(8,380)
	Mexican Peso	Buy	1/17/18	79,338	62,999	16,339
	New Zealand Dollar	Buy	1/17/18	876,165	857,342	18,823
	New Zealand Dollar	Sell	1/17/18	876,165	873,215	(2,950)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	1/17/18	832,291	826,344	5,947
	British Pound	Sell	3/21/18	808,369	809,415	1,046
	Canadian Dollar	Buy	1/17/18	1,297,815	1,271,408	26,407
	Euro	Buy	3/21/18	202,871	209,433	(6,562)
	Japanese Yen	Sell	2/22/18	807,618	799,100	(8,518)
	New Zealand Dollar	Sell	1/17/18	610,163	573,122	(37,041)
	Norwegian Krone	Buy	3/21/18	747,002	741,339	5,663
	Singapore Dollar	Buy	2/22/18	181,225	178,392	2,833
	Swedish Krona	Sell	3/21/18	2,226,337	2,184,703	(41,634)
	Swiss Franc	Sell	3/21/18	2,993	5,960	2,967
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	1/17/18	1,532,642	1,527,144	5,498
	Canadian Dollar	Buy	1/17/18	127,641	126,109	1,532
	Euro	Buy	3/21/18	1,071,252	1,062,032	9,220
	Japanese Yen	Buy	2/22/18	98,919	111,072	(12,153)
	New Zealand Dollar	Sell	1/17/18	784,970	754,377	(30,593)
	Swedish Krona	Sell	3/21/18	1,662,278	1,630,998	(31,280)
State Street Bank and Trust Co.
	Australian Dollar	Buy	1/17/18	664,928	707,875	(42,947)
	British Pound	Sell	3/21/18	829,892	830,683	791
	Canadian Dollar	Buy	1/17/18	1,311,025	1,297,515	13,510
	Euro	Buy	3/21/18	2,108,270	2,085,608	22,662
	Japanese Yen	Sell	2/22/18	435,772	427,172	(8,600)
	New Zealand Dollar	Sell	1/17/18	548,516	444,480	(104,036)
	Norwegian Krone	Buy	3/21/18	1,120,308	1,111,384	8,924
	Swedish Krona	Sell	3/21/18	890,326	874,439	(15,887)
	Turkish Lira	Sell	3/21/18	5,774	5,522	(252)
UBS AG
	Australian Dollar	Buy	1/17/18	2,044,328	2,019,231	25,097
	Canadian Dollar	Buy	1/17/18	855,608	861,221	(5,613)
	Euro	Buy	3/21/18	1,802,456	1,787,078	15,378
	Japanese Yen	Sell	2/22/18	797,890	765,135	(32,755)
	New Zealand Dollar	Sell	1/17/18	1,755,873	1,699,469	(56,404)
	Norwegian Krone	Buy	3/21/18	1,174,025	1,165,562	8,463
	Swedish Krona	Sell	3/21/18	837,024	823,395	(13,629)
WestPac Banking Corp.
	Australian Dollar	Buy	1/17/18	1,716,624	1,702,116	14,508
	Australian Dollar	Sell	1/17/18	1,716,624	1,707,002	(9,622)
	Japanese Yen	Buy	2/22/18	68,707	81,167	(12,460)
	New Zealand Dollar	Buy	1/17/18	865,040	862,230	2,810
	New Zealand Dollar	Sell	1/17/18	865,040	838,499	(26,541)

Unrealized appreciation						666,602

Unrealized (depreciation)						(1,947,990)

Total						$(1,281,388)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

MSCI EAFE Index Mini (Short)	280	$28,711,088	$28,637,000	Mar-18	$(409,904)
Russell 2000 Index E-Mini (Long)	316	24,261,074	24,276,700	Mar-18	199,080
S&P 500 Index E-Mini (Long)	105	14,036,453	14,049,000	Mar-18	156,024
S&P 500 Index E-Mini (Short)	826	110,420,093	110,518,800	Mar-18	(1,399,352)
S&P Mid Cap 400 Index E-Mini (Long)	2	380,114	380,480	Mar-18	186
S&P Mid Cap 400 Index E-Mini (Short)	64	12,163,648	12,175,360	Mar-18	(95,808)
Tokyo Price Index (Long)	77	12,420,867	12,417,040	Mar-18	168,198
U.S. Treasury Bond 30 yr (Long)	117	17,901,000	17,901,000	Mar-18	(45,014)
U.S. Treasury Bond Ultra 30 yr (Long)	221	37,052,031	37,052,031	Mar-18	72,076
U.S. Treasury Bond Ultra 30 yr (Short)	3	502,969	502,969	Mar-18	(1,014)
U.S. Treasury Note 2 yr (Long)	483	103,414,829	103,414,829	Mar-18	(235,554)
U.S. Treasury Note 2 yr (Short)	43	9,206,703	9,206,703	Mar-18	20,071
U.S. Treasury Note 5 yr (Long)	859	99,784,930	99,784,930	Mar-18	(531,044)
U.S. Treasury Note 5 yr (Short)	38	4,414,234	4,414,234	Mar-18	23,377
U.S. Treasury Note 10 yr (Long)	316	39,198,813	39,198,813	Mar-18	(172,813)
U.S. Treasury Note Ultra 10 yr (Short)	27	3,606,188	3,606,188	Mar-18	17,243

Unrealized appreciation					656,255

Unrealized (depreciation)					(2,890,503)

Total					$(2,234,248)

WRITTEN OPTIONS OUTSTANDING at 12/31/17 (premiums $96,608) (Unaudited)

Counterparty	Expiration date/strike price	Notional amount	Contract amount	Value

Barclays Bank PLC
USD/MXN (Call)	May-18/MXN 22.00	$10,187,700	$10,187,700	$126,765

JPMorgan Chase Bank N.A.
USD/JPY (Put)	Jan-18/JPY 103.00	16,926,100	16,926,100	17

Total				$126,782

TBA SALE COMMITMENTS OUTSTANDING at 12/31/17 (proceeds receivable $4,175,586) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal National Mortgage Association, 4.50%, 1/1/48	$1,000,000	1/11/18	$1,063,906
Federal National Mortgage Association, 4.00%, 1/1/48	2,000,000	1/11/18	2,091,876
Federal National Mortgage Association, 3.50%, 1/1/48	1,000,000	1/11/18	1,027,109

Total			$4,182,891

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$41,317,700	$41,855	(E)	$(38,449)	3/21/20	2.10% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	$3,406
		93,232,600	94,445	(E)	77,358	3/21/20	3 month USD-LIBOR-BBA — Quarterly	2.10% — Semiannually	(17,087)
		7,861,400	9,151	(E)	4,433	3/21/23	3 month USD-LIBOR-BBA — Quarterly	2.30% — Semiannually	13,584
		49,038,100	57,080	(E)	(28,756)	3/21/23	2.30% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(85,836)
		20,527,900	53,680	(E)	48,117	3/21/28	3 month USD-LIBOR-BBA — Quarterly	2.45% — Semiannually	101,798
		31,775,700	83,093	(E)	(56,587)	3/21/28	2.45% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(139,680)
		10,108,500	718	(E)	152,303	3/21/48	3 month USD-LIBOR-BBA — Quarterly	2.55% — Semiannually	153,018
		3,517,300	250	(E)	(53,052)	3/21/48	2.55% — Semiannually	3 month USD-LIBOR-BBA — Quarterly	(53,301)

	Total				$105,367				$(24,098)

(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 12/31/17 (Unaudited)
	Swap counterparty/ notional amount	Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	Barclays Bank PLC
	$7,039	$6,937	$—	1/12/42	4.00% (1 month USD-LIBOR)— Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	$(42)
	71,830	70,529	—	1/12/41	4.00% (1 month USD-LIBOR)— Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(656)
	21,169	20,785	—	1/12/41	4.00% (1 month USD-LIBOR)— Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(193)
	535	524	—	1/12/38	6.50% (1 month USD-LIBOR)— Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(5)
	118,164	117,751	—	1/12/40	4.50% (1 month USD-LIBOR)— Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(246)
	20,584	20,515	—	1/12/39	(6.00%) 1 month USD-LIBOR— Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	27
	18,944	18,532	—	1/12/41	(5.00%) 1 month USD-LIBOR— Monthly	Synthetic TRS Index 5.00% 30 year Fannie Mae pools — Monthly	210
	10,538	10,411	—	1/12/43	3.50% (1 month USD-LIBOR)— Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(42)
	25,358	25,260	—	1/12/40	5.00% (1 month USD-LIBOR)— Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(57)
	726,656	724,051	—	1/12/41	5.00% (1 month USD-LIBOR)— Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,428)
	234,478	233,939	—	1/12/38	(6.50%) 1 month USD-LIBOR— Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	31

	Citibank, N.A.
	234,053	233,214	—	1/12/41	5.00% (1 month USD-LIBOR)— Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(460)
	38,885,692	40,017,575	—	11/27/18	3 month USD-LIBOR-BBA plus 0.35% — Quarterly	Russell 1000 Total Return Index — Quarterly	(1,066,696)
	45,948,255	47,273,797	—	11/27/18	(3 month USD-LIBOR-BBA plus 0.37%) — Quarterly	A basket (CGPUTQL2) of common stocks*— Quarterly	1,358,805

	Credit Suisse International
	27,480	26,977	—	1/12/45	3.50% (1 month USD-LIBOR)— Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(277)

	Goldman Sachs International
	9,434	9,213	—	1/12/39	6.00% (1 month USD-LIBOR)— Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	(108)
	1,674	1,639	—	1/12/38	6.50% (1 month USD-LIBOR)— Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	(15)
	17,503	17,248	—	1/12/42	4.00% (1 month USD-LIBOR)— Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(105)
	17,503	17,248	—	1/12/42	4.00% (1 month USD-LIBOR)— Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(105)
	75,502	74,236	—	1/12/40	4.00% (1 month USD-LIBOR)— Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(583)
	11,421	11,394	—	1/12/38	(6.50%) 1 month USD-LIBOR— Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	2
	13,746	13,715	—	1/12/38	(6.50%) 1 month USD-LIBOR— Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	2
	253,125	252,543	—	1/12/38	(6.50%) 1 month USD-LIBOR— Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	34

	JPMorgan Securities LLC
	92,999	91,314	—	1/12/41	(4.00%) 1 month USD-LIBOR— Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	849
	42,045	41,432	—	1/12/42	(4.00%) 1 month USD-LIBOR— Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	253

	Upfront premium received		—		Unrealized appreciation		1,360,213

	Upfront premium (paid)		—		Unrealized (depreciation)		(1,071,018)

		Total	$—			Total	$289,195

*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Johnson & Johnson	Health Care	10,373	1,449,318	3.07%
JPMorgan Chase & Co.	Financials	12,322	1,317,699	2.79%
Pfizer, Inc.	Health Care	30,423	1,101,920	2.33%
Texas Instruments, Inc.	Information Technology	9,955	1,039,704	2.20%
McDonald's Corp.	Consumer Discretionary	5,988	1,030,664	2.18%
Apple, Inc.	Information Technology	5,757	974,197	2.06%
UnitedHealth Group, Inc.	Health Care	4,314	951,075	2.01%
Altria Group, Inc.	Consumer Staples	12,759	911,133	1.93%
Applied Materials, Inc.	Information Technology	17,499	894,528	1.89%
PNC Financial Services Group, Inc. (The)	Financials	6,119	882,941	1.87%
Intuit, Inc.	Information Technology	5,558	876,917	1.85%
Raytheon Co.	Industrials	4,581	860,480	1.82%
Norfolk Southern Corp.	Industrials	5,800	840,367	1.78%
Danaher Corp.	Health Care	8,819	818,608	1.73%
Northrop Grumman Corp.	Industrials	2,643	811,171	1.72%
Honeywell International, Inc.	Industrials	5,282	810,116	1.71%
eBay, Inc.	Information Technology	21,225	801,023	1.69%
Exxon Mobil Corp.	Energy	9,440	789,556	1.67%
Humana, Inc.	Health Care	3,078	763,436	1.61%
Lowe's Cos., Inc.	Consumer Discretionary	7,756	720,857	1.52%
Walt Disney Co. (The)	Consumer Discretionary	6,562	705,510	1.49%
Zoetis, Inc.	Health Care	9,743	701,856	1.48%
Sherwin-Williams Co. (The)	Materials	1,709	700,793	1.48%
Automatic Data Processing, Inc.	Information Technology	5,881	689,186	1.46%
Kimberly-Clark Corp.	Consumer Staples	5,665	683,501	1.45%
TJX Cos., Inc. (The)	Consumer Discretionary	8,606	658,026	1.39%
CBS Corp. (Class B) (non-voting shares)	Consumer Discretionary	10,796	636,954	1.35%
Allstate Corp. (The)	Financials	5,750	602,103	1.27%
Aflac, Inc.	Financials	6,213	545,350	1.15%
Alphabet, Inc. (Class A)	Information Technology	517	545,008	1.15%
Juniper Networks, Inc.	Information Technology	18,652	531,569	1.12%
Ross Stores, Inc.	Consumer Discretionary	6,616	530,924	1.12%
Verizon Communications, Inc.	Telecommunication Services	9,536	504,766	1.07%
Berkshire Hathaway, Inc.	Financials	2,539	503,333	1.06%
CME Group, Inc.	Financials	3,432	501,294	1.06%
F5 Networks, Inc.	Information Technology	3,625	475,633	1.01%
Marathon Petroleum Corp.	Energy	7,162	472,579	1.00%
General Dynamics Corp.	Industrials	2,309	469,677	0.99%
CVS Health Corp.	Consumer Staples	6,383	462,798	0.98%
Fidelity National Information Services, Inc.	Information Technology	4,874	458,598	0.97%
Sysco Corp.	Consumer Staples	7,087	430,419	0.91%
Kinder Morgan, Inc.	Energy	23,554	425,624	0.90%
Adobe Systems, Inc.	Information Technology	2,405	421,448	0.89%
Microsoft Corp.	Information Technology	4,838	413,820	0.88%
Waste Management, Inc.	Industrials	4,494	387,843	0.82%
Harris Corp.	Industrials	2,692	381,347	0.81%
NetApp, Inc.	Information Technology	6,819	377,237	0.80%
Great Plains Energy, Inc.	Utilities	11,617	374,547	0.79%
Baker Hughes, a GE Co.	Energy	11,661	368,961	0.78%
Equity Residential Trust	Real Estate	5,655	360,651	0.76%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/17 (Unaudited)

	Swap counterparty/ referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/( depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$957	$14,000	$2,048	5/11/63	300 bp — Monthly	$(1,083)
	CMBX NA BBB-.6 Index	BBB-/P	1,868	31,000	4,535	5/11/63	300 bp — Monthly	(2,649)
	CMBX NA BBB-.6 Index	BBB-/P	3,828	62,000	9,071	5/11/63	300 bp — Monthly	(5,207)

	Credit Suisse International
	CMBX NA A.6 Index	A/P	4,736	95,000	4,228	5/11/63	200 bp — Monthly	546
	CMBX NA A.6 Index	A/P	146,617	2,889,000	128,561	5/11/63	200 bp — Monthly	19,180
	CMBX NA BBB-.6 Index	BBB-/P	12,917	102,000	14,923	5/11/63	300 bp — Monthly	(1,946)
	CMBX NA BBB-.6 Index	BBB-/P	109,059	1,020,000	149,226	5/11/63	300 bp — Monthly	(39,572)
	CMBX NA BBB-.7 Index	BBB-/P	20,844	282,000	32,938	1/17/47	300 bp — Monthly	(11,929)
	CMBX NA BBB-.7 Index	BBB-/P	50,984	645,000	75,336	1/17/47	300 bp — Monthly	(23,976)

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	192	3,000	134	5/11/63	200 bp — Monthly	60
	CMBX NA A.6 Index	A/P	1,584	52,000	2,314	5/11/63	200 bp — Monthly	(709)
	CMBX NA A.6 Index	A/P	7,315	142,000	6,319	5/11/63	200 bp — Monthly	1,051
	CMBX NA A.6 Index	A/P	9,523	145,000	6,453	5/11/63	200 bp — Monthly	3,127
	CMBX NA A.6 Index	A/P	10,374	210,000	9,345	5/11/63	200 bp — Monthly	1,111
	CMBX NA A.6 Index	A/P	8,351	270,000	12,015	5/11/63	200 bp — Monthly	(3,559)
	CMBX NA A.6 Index	A/P	12,141	387,000	17,222	5/11/63	200 bp — Monthly	(4,930)
	CMBX NA A.6 Index	A/P	20,305	399,000	17,756	5/11/63	200 bp — Monthly	2,704
	CMBX NA A.6 Index	A/P	28,986	481,000	21,405	5/11/63	200 bp — Monthly	7,769
	CMBX NA A.7 Index	A-/P	34,586	686,000	22,775	1/17/47	200 bp — Monthly	12,078
	CMBX NA BBB-.6 Index	BBB-/P	317	4,000	585	5/11/63	300 bp — Monthly	(266)
	CMBX NA BBB-.6 Index	BBB-/P	545	8,000	1,170	5/11/63	300 bp — Monthly	(621)
	CMBX NA BBB-.6 Index	BBB-/P	4,655	43,000	6,291	5/11/63	300 bp — Monthly	(1,610)
	CMBX NA BBB-.6 Index	BBB-/P	2,226	46,000	6,730	5/11/63	300 bp — Monthly	(4,477)
	CMBX NA BBB-.6 Index	BBB-/P	3,077	59,000	8,632	5/11/63	300 bp — Monthly	(5,520)
	CMBX NA BBB-.6 Index	BBB-/P	5,992	71,000	10,387	5/11/63	300 bp — Monthly	(4,354)
	CMBX NA BBB-.6 Index	BBB-/P	9,260	84,000	12,289	5/11/63	300 bp — Monthly	(2,980)
	CMBX NA BBB-.6 Index	BBB-/P	8,861	105,000	15,362	5/11/63	300 bp — Monthly	(6,440)
	CMBX NA BBB-.6 Index	BBB-/P	9,758	113,000	16,532	5/11/63	300 bp — Monthly	(6,708)
	CMBX NA BBB-.6 Index	BBB-/P	23,742	195,000	28,529	5/11/63	300 bp — Monthly	(4,673)
	CMBX NA BBB-.6 Index	BBB-/P	55,992	597,000	87,341	5/11/63	300 bp — Monthly	(31,000)
	CMBX NA BBB-.6 Index	BBB-/P	57,205	761,000	111,334	5/11/63	300 bp — Monthly	(53,685)
	CMBX NA BBB-.7 Index	BBB-/P	2,927	42,000	4,906	1/17/47	300 bp — Monthly	(1,954)
	CMBX NA BBB-.7 Index	BBB-/P	5,300	62,000	7,242	1/17/47	300 bp — Monthly	(1,906)
	CMBX NA BBB-.7 Index	BBB-/P	5,793	68,000	7,942	1/17/47	300 bp — Monthly	(2,110)
	CMBX NA BBB-.7 Index	BBB-/P	33,315	423,000	49,406	1/17/47	300 bp — Monthly	(15,844)

	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	1,020	31,000	1,380	5/11/63	200 bp — Monthly	(347)
	CMBX NA A.6 Index	A/P	3,176	62,000	2,759	5/11/63	200 bp — Monthly	441
	CMBX NA A.6 Index	A/P	3,764	85,000	3,783	5/11/63	200 bp — Monthly	14
	CMBX NA A.6 Index	A/P	7,140	141,000	6,275	5/11/63	200 bp — Monthly	920
	CMBX NA A.6 Index	A/P	9,475	208,000	9,256	5/11/63	200 bp — Monthly	300
	CMBX NA A.6 Index	A/P	16,401	265,000	11,793	5/11/63	200 bp — Monthly	4,712
	CMBX NA A.6 Index	A/P	12,675	387,000	17,222	5/11/63	200 bp — Monthly	(4,396)
	CMBX NA A.6 Index	A/P	12,158	402,000	17,889	5/11/63	200 bp — Monthly	(5,575)
	CMBX NA A.6 Index	A/P	11,875	414,000	18,423	5/11/63	200 bp — Monthly	(6,387)
	CMBX NA A.6 Index	A/P	14,522	440,000	19,580	5/11/63	200 bp — Monthly	(4,887)
	CMBX NA A.6 Index	A/P	26,127	444,000	19,758	5/11/63	200 bp — Monthly	6,542
	CMBX NA A.6 Index	A/P	13,594	483,000	21,494	5/11/63	200 bp — Monthly	(7,712)
	CMBX NA A.6 Index	A/P	24,160	531,000	23,630	5/11/63	200 bp — Monthly	737
	CMBX NA A.6 Index	A/P	35,837	741,000	32,975	5/11/63	200 bp — Monthly	3,151
	CMBX NA A.6 Index	A/P	111,366	1,848,000	82,236	5/11/63	200 bp — Monthly	29,848
	CMBX NA A.7 Index	A-/P	13,244	302,000	10,026	1/17/47	200 bp — Monthly	3,335
	CMBX NA BBB-.6 Index	BBB-/P	3,574	23,000	3,365	5/11/63	300 bp — Monthly	222
	CMBX NA BBB-.6 Index	BBB-/P	4,823	43,000	6,291	5/11/63	300 bp — Monthly	(1,443)
	CMBX NA BBB-.6 Index	BBB-/P	4,723	43,000	6,291	5/11/63	300 bp — Monthly	(1,543)
	CMBX NA BBB-.6 Index	BBB-/P	6,203	44,000	6,437	5/11/63	300 bp — Monthly	(209)
	CMBX NA BBB-.6 Index	BBB-/P	6,250	50,000	7,315	5/11/63	300 bp — Monthly	(1,036)
	CMBX NA BBB-.6 Index	BBB-/P	6,809	60,000	8,778	5/11/63	300 bp — Monthly	(1,934)
	CMBX NA BBB-.6 Index	BBB-/P	7,044	64,000	9,363	5/11/63	300 bp — Monthly	(2,282)
	CMBX NA BBB-.6 Index	BBB-/P	11,810	107,000	15,654	5/11/63	300 bp — Monthly	(3,782)
	CMBX NA BBB-.6 Index	BBB-/P	47,501	270,000	39,501	5/11/63	300 bp — Monthly	8,157
	CMBX NA BBB-.6 Index	BBB-/P	370,287	3,092,000	452,360	5/11/63	300 bp — Monthly	(80,270)

	Morgan Stanley & Co. International PLC
	CMBX NA A.6 Index	A/P	9,976	165,000	7,343	5/11/63	200 bp — Monthly	2,698
	CMBX NA A.6 Index	A/P	20,665	400,000	17,800	5/11/63	200 bp — Monthly	3,021

	Upfront premium received		1,530,331			Unrealized appreciation		111,724

	Upfront premium (paid)		—			Unrealized (depreciation)		(361,511)

	Total		$1,530,331				Total	$(249,787)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2017.Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/17 (Unaudited)

	Swap counterparty/ referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(5,552)	$34,000	$6,375	1/17/47	(500 bp) — Monthly	$790
	CMBX NA BB.7 Index	(5,340)	34,000	6,375	1/17/47	(500 bp) — Monthly	1,002

	Credit Suisse International
	CMBX NA BB.7 Index	(124,188)	755,000	141,563	1/17/47	(500 bp) — Monthly	16,641
	CMBX NA BB.7 Index	(5,330)	302,000	71,816	5/11/63	(500 bp) — Monthly	66,192
	CMBX NA BB.7 Index	(38,184)	207,000	38,813	1/17/47	(500 bp) — Monthly	427

	Goldman Sachs International
	CMBX NA BB.6 Index	(24,859)	243,000	57,785	5/11/63	(500 bp) — Monthly	32,690
	CMBX NA BB.7 Index	(3,481)	23,000	4,313	1/17/47	(500 bp) — Monthly	810
	CMBX NA BB.6 Index	(18,117)	124,000	29,487	5/11/63	(500 bp) — Monthly	11,249
	CMBX NA BB.7 Index	(64,416)	381,000	71,438	1/17/47	(500 bp) — Monthly	6,651
	CMBX NA BB.7 Index	(50,559)	249,000	46,688	1/17/47	(500 bp) — Monthly	(4,114)
	CMBX NA BB.7 Index	(11,305)	69,000	12,938	1/17/47	(500 bp) — Monthly	1,565

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	(17,547)	122,000	29,012	5/11/63	(500 bp) — Monthly	11,346
	CMBX NA BB.6 Index	(9,838)	74,000	17,597	5/11/63	(500 bp) — Monthly	7,687
	CMBX NA BB.7 Index	(24,823)	145,000	27,188	1/17/47	(500 bp) — Monthly	2,224
	CMBX NA BB.7 Index	(20,788)	128,000	24,000	1/17/47	(500 bp) — Monthly	3,087
	CMBX NA BB.7 Index	(10,175)	65,000	12,188	1/17/47	(500 bp) — Monthly	1,950
	CMBX NA BB.7 Index	(5,340)	34,000	6,375	1/17/47	(500 bp) — Monthly	1,002
	CMBX NA BBB-.7 Index	(4,910)	44,000	5,139	1/17/47	(300 bp) — Monthly	204
	CMBX NA BBB-.7 Index	(2,409)	23,000	2,686	1/17/47	(300 bp) — Monthly	264

	Upfront premium received	—				Unrealized appreciation	165,781

	Upfront premium (paid)	(447,161)				Unrealized (depreciation)	(4,114)

	Total	$(447,161)				Total	$161,667

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 12/31/17 (Unaudited)

	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 29 Index	B+/P	$(1,215,860)	$16,457,000	$1,358,525	12/20/22	500 bp — Quarterly	$170,094
	NA Investment Grade Index	BBB+/P	(1,834,522)	83,100,000	1,980,855	12/20/22	100 bp — Quarterly	174,032

	Total		$(3,050,382)					$344,126

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at December 31, 2017.Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 12/31/17 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 29 Index	$292,717	$3,929,000	$324,339	12/20/22	(500 bp) — Quarterly	$(38,170)

	Total	$292,717					$(38,170)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
BRL	Brazilian Real
CAD	Canadian Dollar
EUR	Euro
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ARP	Adjustable Rate Preferred Stock: the rate shown is the current interest rate at the close of the reporting period
BKNT	Bank Note
bp	Basis Points
DAC	Designated Activity Company
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
GMTN	Global Medium Term Notes
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
MTN	Medium Term Notes
OJSC	Open Joint Stock Company
OTC	Over-the-counter
PO	Principal Only
TBA	To Be Announced Commitments

Notes to the fund's portfolio
Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2017 through December 31, 2017 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosuresand references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $1,142,046,610.
(NON)	This security is non-income-producing.
(PIK)	Income may be received in cash or additional securities at the discretion of the issuer. The rate shown in parenthesis is the rate paid in kind, if applicable.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 9/30/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 12/31/2017
Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$8,012,325	$30,871,198	$27,038,875	$26,347	$11,844,648
	Putnam Short Term Investment Fund**	135,891,108	59,354,630	102,299,214	365,733	92,946,524
	Total Short-term investments	$143,903,433	$90,225,828	$129,338,089	$392,080	$104,791,172
* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $11,844,648, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $11,495,121.
** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.

(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $6,743,366.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $1,949,558.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $2,705,789.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities are classified as Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
At the close of the reporting period, the fund maintained liquid assets totaling $55,863,218 to cover certain derivative contracts and delayed delivery securities.
Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
Debt obligations are considered secured unless otherwise indicated.
144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
The dates shown on debt obligations are the original maturity dates.
Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. Certain securities may be valued on the basis of a price provided by a single source. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
Options contracts: The fund used options contracts to hedge against changes in values of securities it owns, owned or expects to own.
The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded and recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
At the close of the reporting period, the fund had a net liability position of $2,324,568 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $1,949,558 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$7,598,520	$8,729,206	$—
Capital goods	31,367,672	2,374,985	—
Communication services	11,133,546	4,760,379	617
Conglomerates	2,549,868	3,062,761	—
Consumer cyclicals	50,972,357	13,846,960	—
Consumer staples	28,847,343	11,585,955	—
Energy	20,756,442	4,380,923	3,402
Financials	67,684,360	26,009,654	—
Government	—	461,671	—
Health care	48,919,822	10,227,145	—
Technology	84,416,842	3,810,380	—
Transportation	8,340,353	4,695,292	—
Utilities and power	14,489,660	3,521,796	—
Total common stocks	377,076,785	97,467,107	4,019
Asset-backed securities	—	3,620,667	—
Convertible bonds and notes	—	85,859	—
Convertible preferred stocks	—	103,324	—
Corporate bonds and notes	—	282,391,707	7
Foreign government and agency bonds and notes	—	9,533,778	—
Investment companies	27,940	—	—
Mortgage-backed securities	—	47,786,776	—
Preferred stocks	52,808	—	—
Purchased options outstanding	—	168,593	—
Senior loans	—	1,420,851	—
U.S. government and agency mortgage obligations	—	233,446,240	—
Warrants	513	—	—
Short-term investments	93,176,524	65,557,110	—

Totals by level	$470,334,570	$741,582,012	$4,026

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,281,388)	$—
Futures contracts	(2,234,248)	—	—
Written options outstanding	—	(126,782)	—
TBA sale commitments	—	(4,182,891)	—
Interest rate swap contracts	—	(129,465)	—
Total return swap contracts	—	289,195	—
Credit default contracts	—	1,892,331	—

Totals by level	$(2,234,248)	$(3,539,000)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.

Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$4,003,336	$2,111,005
Foreign exchange contracts	835,195	2,074,772
Equity contracts	1,882,806	2,971,760
Interest rate contracts	239,577	1,224,628

Total	$6,960,914	$8,382,165

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased currency option contracts (contract amount)		$22,400,000
Written currency option contracts (contract amount)		$22,400,000
Futures contracts (number of contracts)		4,000
Forward currency contracts (contract amount)		$210,300,000
Centrally cleared interest rate swap contracts (notional)		$256,300,000
OTC total return swap contracts (notional)		$85,900,000
OTC credit default contracts (notional)		$24,400,000
Centrally cleared credit default contracts (notional)		$110,500,000
Warrants (number of warrants)		700

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Asset Allocation Funds

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 27, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 27, 2018